UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Limited Duration Income Fund (EVV)

Semiannual Report

September 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2020

Eaton Vance

Limited Duration Income Fund

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Performance1,2

Portfolio Managers Payson F. Swaffield, CFA, Catherine C. McDermott, Andrew Szczurowski, CFA, Eric A. Stein, CFA and Kelley G. Baccei

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	05/30/2003	18.28%	1.00%	5.64%	5.89%
Fund at Market Price	—	12.84	0.18	5.87	4.39

Blended Index	—	9.65%	2.40%	4.47%	4.45%

% Premium/Discount to NAV[3]

					–14.25%

Distributions[4]

Total Distributions per share for the period					$0.600
Distribution Rate at NAV					9.10%

Distribution Rate at Market Price					10.61%

% Total Leverage[5]

Auction Preferred Shares (APS)					9.19%
Borrowings					25.65

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Fund Profile

Asset Allocation (% of total investments)6

MBS refers to Mortgage-Backed Securities

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA B U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds with a credit quality rating of B. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass-through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 33.33% S&P/LSTA Leveraged Loan Index, 33.33% ICE BofA B U.S. High Yield Index and 33.34% ICE BofA U.S. Mortgage-Backed Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the five- and ten-year periods is the impact of the 2018 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 92% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Pursuant to the Fund’s Dividend Reinvestment Plan, if the NAV per share on the distribution payment date is equal to or less than the market price per share plus estimated brokerage commissions, then new shares are issued. The number of shares shall be determined by the greater of the NAV per share or 95% of the market price. Otherwise, shares generally are purchased on the open market by the Plan’s agent.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions in any period may be more or less than the net return earned by the Fund on its investments, and therefore should not be used as a measure of performance or confused with “yield” or “income.” Distributions in excess of Fund returns may include a return of capital which, over time, will cause the Fund’s net assets and net asset value per share to erode. When the Fund’s distributions include amounts from sources other than net investment income, shareholders are notified. The final determination of the tax characteristics of Fund distributions will occur after the end of the year, at which time that determination will be reported to shareholders.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Asset Allocation as a percentage of the Fund’s net assets amounted to 154.8%.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective November 1, 2020, the Fund is managed by Catherine C. McDermott, Andrew Szczurowski, Eric A. Stein and Kelley G. Baccei.

On August 13, 2020, the Board of Trustees of the Fund amended and restated the Fund’s By-Laws (the “Amended and Restated By-Laws”). The Amended and Restated By-Laws include provisions (the “Control Share Provisions”) pursuant to which, in summary, a shareholder who obtains beneficial ownership of Fund shares in a “Control Share Acquisition” may exercise voting rights with respect to such shares only to the extent the authorization of such voting rights is approved by other shareholders of the Fund. The Control Share Provisions are primarily intended to protect the interests of the Fund and its shareholders by limiting the risk that the Fund will become subject to undue influence by opportunistic hedge funds or other activist investors. The Control Share Provisions do not eliminate voting rights for shares acquired in Control Share Acquisitions, but rather, they entrust the Fund’s other “non-interested” shareholders with determining whether to approve the authorization of voting rights for such shares. Subject to various conditions and exceptions, the Amended and Restated By-Laws define a “Control Share Acquisition” to include an acquisition of Fund shares that, but for the Control Share Provisions, would give the beneficial owner, upon the acquisition of such shares, the ability to exercise voting power in the election of Fund Trustees in any of the following ranges: (i) one-tenth or more, but less than one-fifth of all voting power; (ii) one-fifth or more, but less than one-third of all voting power; (iii) one-third or more, but less than a majority of all voting power; or (iv) a majority or more of all voting power. Share acquisitions prior to August 13, 2020 are excluded from the definition of Control Share Acquisition. This discussion is only a high-level summary of certain aspects of the Control Share Provisions, and is qualified in its entirety by reference to the full Amended and Restated By-Laws. The Amended and Restated By-Laws were filed by the Fund on Form 8-K with the Securities and Exchange Commission and are available at sec.gov.

4

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 49.8%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.1%

Aernnova Aerospace S.A.U.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	204	$181,849

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	796	709,212

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	1,000	1,155,229

Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027		746	740,653

Dynasty Acquisition Co., Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		355	315,217

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		660	586,303

IAP Worldwide Services, Inc.

Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		172	169,042

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)		223	176,716

Spirit Aerosystems, Inc.

Term Loan, Maturing January 30, 2025(4)		400	398,000

TransDigm, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		1,367	1,296,642

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		5,502	5,219,921

WP CPP Holdings, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing April 30, 2025		6,619	5,841,396

			$16,790,180

Air Transport — 0.2%

Delta Air Lines, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027		1,950	$1,969,196

JetBlue Airways Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024		395	392,729

Mileage Plus Holdings, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		750	763,652

			$3,125,577

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive — 1.1%

Adient US, LLC

Term Loan, 4.42%, (USD LIBOR + 4.25%), Maturing May 6, 2024(5)		716	$710,568

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		2,636	2,538,157

Autokiniton US Holdings, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		831	805,949

Bright Bidco B.V.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024		1,743	847,233

Chassix, Inc.

Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(5)		1,459	1,312,875

Clarios Global L.P.

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing April 30, 2026	EUR	1,500	1,731,195

Dayco Products, LLC

Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,161	743,040

Garrett LX III S.a.r.l.

Term Loan, 5.75%, (USD Prime + 2.50%), Maturing September 27, 2025		295	285,613

Garrett Motion, Inc.

DIP Loan, Maturing March 15, 2021(4)		78	78,066

IAA, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		581	573,969

Tenneco, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,709	3,367,600

Thor Industries, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,085	1,080,693

TI Group Automotive Systems, LLC

Term Loan, 4.50%, (3 mo. EURIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	EUR	905	1,058,268

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024		945	943,383

Term Loan, Maturing December 16, 2024(4)		400	399,500

			$16,476,109

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 15, 2023		2,868	$2,839,326

			$2,839,326

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.2%

Advisor Group, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		1,166	$1,131,494

Clipper Acquisitions Corp.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,240	1,227,538

OZ Management L.P.

Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		24	23,800

			$2,382,832

Building and Development — 1.6%

ACProducts, Inc.

Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		395	$397,222

Advanced Drainage Systems, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		253	253,341

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		2,426	2,360,882

APi Group DE, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		1,514	1,485,183

Beacon Roofing Supply, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		634	615,134

Brookfield Property REIT, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		1,004	819,783

Core & Main L.P.

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024(5)		1,172	1,151,670

CPG International, Inc.

Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		976	975,227

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		5,797	5,606,295

LSF11 Skyscraper Holdco S.a.r.l.

Term Loan, Maturing July 10, 2027(4)	EUR	1,000	1,164,633

Quikrete Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		2,982	2,918,433

RE/MAX International, Inc.

Term Loan, 2.98%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,199	2,177,167

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Realogy Group, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		896	$861,559

Werner FinCo L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		1,019	986,046

WireCo WorldGroup, Inc.

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023		1,338	1,170,944

Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing September 30, 2024		1,425	1,104,375

			$24,047,894

Business Equipment and Services — 4.1%

Adtalem Global Education, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		415	$408,167

Airbnb, Inc.

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		798	857,850

AlixPartners, LLP

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	1,753	2,035,770

Allied Universal Holdco, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		2,754	2,729,444

Amentum Government Services Holdings, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 1, 2027		1,022	1,013,491

AppLovin Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		2,261	2,235,326

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		672	664,069

ASGN Incorporated

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		313	310,332

Asplundh Tree Expert, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027		1,125	1,125,234

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027		645	643,166

Bracket Intermediate Holding Corp.

Term Loan, 4.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		931	914,707

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024	581	$543,614

Camelot U.S. Acquisition 1 Co.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026	1,836	1,811,644

Term Loan, Maturing October 30, 2026(4)	1,075	1,072,536

Cardtronics USA, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027	549	549,482

CCC Information Services, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	1,924	1,913,415

Ceridian HCM Holding, Inc.

Term Loan, 2.60%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	1,519	1,473,430

CM Acquisition Co.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	262	250,281

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	1,970	1,962,880

EAB Global, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024	1,389	1,354,641

EIG Investors Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	3,121	3,113,786

Element Materials Technology Group US Holdings, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 28, 2024	413	393,687

Garda World Security Corporation

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	859	855,074

IG Investment Holdings, LLC

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	2,888	2,860,989

Illuminate Buyer, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 16, 2027	800	795,334

IRI Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	9,983	9,889,045

Iron Mountain, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	902	873,315

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

KAR Auction Services, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		644	$623,391

KUEHG Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		2,277	2,089,349

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 22, 2025		425	381,438

LGC Group Holdings, Ltd.

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 21, 2027	EUR	1,000	1,148,512

Loire Finco Luxembourg S.a.r.l.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		349	340,688

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		2,003	1,525,474

PGX Holdings, Inc.

Term Loan, 6.25%, (12 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2023		1,286	1,086,932

Prime Security Services Borrower, LLC

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(5)		1,711	1,697,577

Rockwood Service Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		498	495,013

SMG US Midco 2, Inc.

Term Loan, 2.73%, (USD LIBOR + 2.50%), Maturing January 23, 2025(5)		244	213,615

Speedster Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	1,000	1,124,575

Spin Holdco, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		3,838	3,771,929

Techem Verwaltungsgesellschaft 675 mbH

Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing July 15, 2025	EUR	826	951,460

Tempo Acquisition, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing November 2, 2026		852	830,205

Vestcom Parent Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing December 19, 2023		601	588,152

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		302	297,320

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

West Corporation

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024		342	$310,265

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024		1,191	1,089,626

Zephyr Bidco Limited

Term Loan, 4.30%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	775	957,520

			$62,173,750

Cable and Satellite Television — 1.9%

CSC Holdings, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,933	$3,815,341

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,059	1,027,329

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,351	1,313,533

Numericable Group S.A.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,080	1,987,039

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	508	572,454

Telenet International Finance S.a.r.l.

Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	3,750	4,327,074

UPC Broadband Holding B.V.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		900	869,175

Term Loan, Maturing January 31, 2029(4)	EUR	500	580,118

Term Loan, Maturing January 31, 2029(4)	EUR	500	580,118

Term Loan, Maturing January 31, 2029(4)		1,825	1,772,987

Term Loan, Maturing January 31, 2029(4)		1,825	1,772,988

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	1,500	1,719,470

Virgin Media Bristol, LLC

Term Loan, Maturing January 31, 2029(4)		1,150	1,133,161

Virgin Media SFA Finance Limited

Term Loan, 3.30%, (1 mo. GBP LIBOR + 3.25%), Maturing November 15, 2027	GBP	1,500	1,875,039

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,300	1,483,794

Ziggo B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	3,750	4,306,691

			$29,136,311

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 2.3%

Alpha 3 B.V.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024		671	$661,897

Aruba Investments, Inc.

Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025		1,075	1,072,313

Caldic B.V.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	1,000	1,120,666

Emerald Performance Materials, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		1,919	1,914,387

Ferro Corporation

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		338	333,234

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		345	340,479

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		483	476,411

Flint Group GmbH

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023		187	170,195

Flint Group US, LLC

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023		1,131	1,029,539

Gemini HDPE, LLC

Term Loan, 2.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		1,820	1,783,716

Hexion, Inc.

Term Loan, 3.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		765	755,109

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,075	1,244,629

INEOS Enterprises Holdings II Limited

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	200	230,855

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		224	222,614

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	1,225	1,408,012

INEOS Styrolution Group GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing January 29, 2027	EUR	1,000	1,137,276

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	1,000	$1,152,665

Messer Industries GmbH

Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,601	1,573,815

Minerals Technologies, Inc.

Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(5)		1,057	1,048,805

Momentive Performance Materials, Inc.

Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		469	451,082

Orion Engineered Carbons GmbH

Term Loan, 2.22%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		701	691,750

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	958	1,105,392

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		2,670	2,474,597

PQ Corporation

Term Loan, 2.51%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		1,741	1,707,807

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027		1,870	1,867,507

Pregis TopCo Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026		645	637,867

Rohm Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing July 31, 2026	EUR	500	544,896

Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		347	313,066

Starfruit Finco B.V.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		2,927	2,839,137

Tronox Finance, LLC

Term Loan, 3.18%, (USD LIBOR + 3.00%), Maturing September 23, 2024(5)		3,183	3,143,351

Univar, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,089	2,065,411

Venator Materials Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		412	400,398

			$35,918,878

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,328	$1,509,982

			$1,509,982

Containers and Glass Products — 1.1%

Berry Global, Inc.

Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		961	$954,933

Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		988	959,452

BWAY Holding Company

Term Loan, 3.52%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,551	2,414,352

Flex Acquisition Company, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023		1,474	1,442,163

Term Loan, 3.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,517	1,475,942

Libbey Glass, Inc.

DIP Loan, 12.00%, (USD LIBOR + 11.00%, Floor 1.00%), Maturing November 27, 2020(5)		1,519	1,527,183

DIP Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 2.00% cash, 2.00% PIK, Maturing November 30, 2020		1,527	1,564,835

Term Loan, 0.00%, Maturing April 9, 2021(6)		5,362	924,974

Pelican Products, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		635	609,431

Reynolds Consumer Products, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		2,386	2,358,709

Reynolds Group Holdings, Inc.

Term Loan, Maturing February 3, 2026(4)		1,375	1,371,562

Trident TPI Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 17, 2024		828	814,650

			$16,418,186

Cosmetics / Toiletries — 0.1%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		2,112	$2,104,426

			$2,104,426

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs — 2.3%

Aenova Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	500	$586,225

Akorn, Inc.

DIP Loan, 10.50%, (1 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing November 17, 2020		50	50,413

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		1,153	982,664

Alkermes, Inc.

Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		1,110	1,101,295

Amneal Pharmaceuticals, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,665	3,468,159

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		1,759	1,635,908

Bausch Health Companies, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		4,984	4,894,842

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		837	835,157

Elanco Animal Health Incorporated

Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027		1,807	1,759,783

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		5,249	5,030,305

Horizon Therapeutics USA, Inc.

Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing May 22, 2026		654	649,429

Jaguar Holding Company II

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022		6,264	6,250,180

Mallinckrodt International Finance S.A.

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024		3,658	3,081,447

Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025		2,097	1,783,668

Nidda Healthcare Holding AG

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	625	716,752

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	1,000	1,147,779

Packaging Coordinators Midco, Inc.

Term Loan, Maturing September 25, 2027(4)		1,100	1,097,937

			$35,071,943

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.5%

Advanced Disposal Services, Inc.

Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		2,229	$2,225,726

EnergySolutions, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		5,230	5,030,841

Patriot Container Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 20, 2025		146	143,325

US Ecology Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		273	270,208

			$7,670,100

Electronics / Electrical — 8.1%

Allegro Microsystems, Inc.

Term Loan, Maturing September 24, 2027(4)		550	$549,312

Applied Systems, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 19, 2024		3,063	3,051,966

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		475	482,719

Aptean, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		740	722,195

Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,450	1,477,550

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		771	774,981

Avast Software B.V.

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing September 29, 2023	EUR	2,006	2,350,531

Banff Merger Sub, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		2,972	2,892,931

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	295	340,684

Blackhawk Network Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		831	787,427

Buzz Merger Sub, Ltd.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		572	561,398

Castle US Holding Corporation

Term Loan, 3.97%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		1,056	1,019,078

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Celestica, Inc.

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	263	$259,875

CentralSquare Technologies, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	884	797,151

Cohu, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	808	780,103

CommScope, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	1,807	1,764,969

Cornerstone OnDemand, Inc.

Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	1,725	1,724,462

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	658	639,409

Datto, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	370	370,255

ECI Macola/Max Holdings, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024	828	822,869

Electro Rent Corporation

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	1,841	1,839,100

Epicor Software Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027	794	792,308

EXC Holdings III Corp.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024	511	505,457

Finastra USA, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024	3,032	2,849,706

Fiserv Investment Solutions, Inc.

Term Loan, 5.02%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	524	522,542

GlobalLogic Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025	451	439,756

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing August 13, 2027	750	746,250

Go Daddy Operating Company, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027	1,097	1,083,534

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Hyland Software, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		7,767	$7,737,520

Infoblox, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		790	792,369

Informatica, LLC

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 25, 2027	EUR	3,483	3,995,017

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		5,721	5,597,288

Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(7)		500	509,375

LogMeIn, Inc.

Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027		1,475	1,428,291

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		533	511,494

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	1,000	1,168,053

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		1,800	1,794,375

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,455	1,415,972

Marcel LUX IV S.a.r.l.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	1,500	1,731,561

Term Loan, Maturing September 22, 2027(4)		425	423,937

Microchip Technology Incorporated

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		1,550	1,547,312

Milano Acquisition Corp.

Term Loan, Maturing August 17, 2027(4)		2,800	2,777,250

Mirion Technologies, Inc.

Term Loan, 4.27%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		444	442,450

NCR Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		941	918,751

Recorded Books, Inc.

Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 29, 2025		236	234,685

Term Loan, Maturing August 29, 2025(4)		1,425	1,410,750

Redstone Buyer, LLC

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027		1,525	1,520,234

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Refinitiv US Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	1,204	$1,193,407

Renaissance Holding Corp.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	1,271	1,229,451

Term Loan - Second Lien, 7.15%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	200	192,333

Seattle Spinco, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,602	3,454,466

SGS Cayman L.P.

Term Loan, 5.60%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	248	216,602

SkillSoft Corporation

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	740	747,115

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	2,444	2,419,578

SolarWinds Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,167	1,148,328

Solera, LLC

Term Loan, 2.94%, (2 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	851	834,258

Sophia L.P.

Term Loan, Maturing September 22, 2027(4)	400	398,062

Sparta Systems, Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	4,442	4,231,058

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,126	1,093,000

SS&C Technologies, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,602	1,555,718

STG-Fairway Holdings, LLC

Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	424	413,516

SurveyMonkey, Inc.

Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	719	715,972

Sutherland Global Services, Inc.

Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	1,068	930,512

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Syncsort Incorporated

Term Loan, 6.51%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024		2,571	$2,536,750

Tech Data Corporation

Term Loan, 3.64%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025		1,125	1,128,750

Tibco Software, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026		5,109	4,994,338

Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028		475	466,094

TTM Technologies, Inc.

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		150	147,563

Uber Technologies, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		3,504	3,460,200

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025		7,732	7,691,880

Ultimate Software Group, Inc. (The)

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		1,708	1,696,677

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026		3,950	3,944,138

Ultra Clean Holdings, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		775	775,268

Verifone Systems, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		1,254	1,130,992

Veritas US, Inc.

Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025		2,475	2,423,025

VS Buyer, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027		1,095	1,079,451

Vungle, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		4,505	4,481,977

			$123,635,681

Equipment Leasing — 0.2%

Boels Topholding B.V.

Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing January 14, 2027	EUR	750	$858,727

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Equipment Leasing (continued)

Delos Finance S.a.r.l.

Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		2,293	$2,246,650

			$3,105,377

Financial Intermediaries — 1.5%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		444	$424,378

Aretec Group, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		2,366	2,262,349

Citco Funding, LLC

Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		3,935	3,831,343

Claros Mortgage Trust, Inc.

Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		792	767,250

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		3,264	783,437

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		268	268,125

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	750	870,984

FinCo I, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		866	862,762

Focus Financial Partners, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		2,992	2,919,996

Franklin Square Holdings L.P.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		539	533,609

Greenhill & Co., Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,133	1,118,961

GreenSky Holdings, LLC

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,511	1,431,909

Guggenheim Partners, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		2,692	2,678,967

Harbourvest Partners, LLC

Term Loan, 2.53%, (3 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		991	980,753

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Nets Holding A/S

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	$1,143,688

Starwood Property Trust, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		520	504,807

Victory Capital Holdings, Inc.

Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,171	1,156,036

Virtus Investment Partners, Inc.

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		492	489,566

			$23,028,920

Food Products — 1.7%

Alphabet Holding Company, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		3,820	$3,728,588

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		370	371,487

B&G Foods, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		227	226,998

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		388	368,600

CHG PPC Parent, LLC

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	2,000	2,274,552

Froneri International, Ltd.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027		2,195	2,118,722

Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 31, 2027	EUR	1,275	1,456,567

H Food Holdings, LLC

Term Loan, 3.83%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		758	739,807

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		467	458,229

HLF Financing S.a.r.l.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		1,078	1,064,749

Jacobs Douwe Egberts International B.V.

Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	2,221	2,616,943

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

JBS USA LUX S.A.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		4,703	$4,600,489

Nomad Foods Europe Midco Limited

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	3,000	3,510,754

Shearer’s Foods, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027		400	398,800

Sunshine Investments B.V.

Term Loan, 4.07%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	750	945,987

Valeo F1 Company Limited (Ireland)

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 27, 2027	EUR	1,000	1,156,817

			$26,038,089

Food Service — 0.4%

Aramark Services, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		933	$897,590

IRB Holding Corp.

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(5)		2,228	2,133,058

US Foods, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		853	823,263

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,708	1,640,774

			$5,494,685

Food / Drug Retailers — 0.1%

BW Gas & Convenience Holdings, LLC

Term Loan, 6.40%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		626	$629,144

L1R HB Finance Limited

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	750	705,668

			$1,334,812

Forest Products — 0.0%(8)

Clearwater Paper Corporation

Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing July 26, 2026		232	$231,877

			$231,877

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care — 5.1%

Acadia Healthcare Company, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		272	$271,536

Accelerated Health Systems, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		565	550,814

ADMI Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,809	1,746,006

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		798	613,466

Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		525	236,250

athenahealth, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		1,945	1,923,490

Avantor Funding, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		1,054	1,040,818

BioClinica Holding I L.P.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		3,896	3,769,036

BW NHHC Holdco, Inc.

Term Loan, 5.27%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		3,768	3,244,615

CeramTec AcquiCo GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	903	1,011,534

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024(5)		5,693	5,589,020

CHG Healthcare Services, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 7, 2023		2,597	2,557,332

CryoLife, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		535	532,201

Dedalus Finance GmbH

Term Loan, 4.50%, (1 mo. EURIBOR + 4.50%), Maturing May 4, 2027	EUR	500	583,294

Elsan S.A.S.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing October 31, 2024	EUR	1,500	1,742,308

Ensemble RCM, LLC

Term Loan, 4.01%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		520	515,202

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Envision Healthcare Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		8,997	$6,489,124

Gentiva Health Services, Inc.

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		2,509	2,461,688

GHX Ultimate Parent Corporation

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024		946	921,886

Greatbatch, Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		1,174	1,173,225

Hanger, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,121	1,116,111

Inovalon Holdings, Inc.

Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		1,208	1,185,406

IQVIA, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		1,503	1,485,800

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		1,479	1,462,608

Medical Solutions, LLC

Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		1,223	1,183,070

Mehilainen Yhtiot Oy

Term Loan, Maturing August 9, 2025(4)	EUR	750	868,529

MPH Acquisition Holdings, LLC

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		9,123	8,989,009

National Mentor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		28	27,774

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		614	608,456

Navicure, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		995	975,100

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026		500	490,000

One Call Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		1,478	1,296,628

Ortho-Clinical Diagnostics S.A.

Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		3,326	3,193,907

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	746	845,047

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Parexel International Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		582	$558,875

Phoenix Guarantor, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		1,926	1,883,974

Radiology Partners, Inc

Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(5)		597	574,540

RadNet, Inc.

Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		1,768	1,747,905

Select Medical Corporation

Term Loan, 2.78%, (6 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		2,968	2,901,021

Sound Inpatient Physicians

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		489	480,401

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		1,067	1,012,125

Synlab Bondco PLC

Term Loan, Maturing July 31, 2024(4)	EUR	1,000	1,172,031

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		2,340	1,971,555

Tecomet, Inc.

Term Loan, 4.68%, (6 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		1,168	1,143,094

U.S. Anesthesia Partners, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		1,675	1,585,889

Verscend Holding Corp.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		1,568	1,559,499

Viant Medical Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		490	454,475

Wink Holdco, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 2, 2024		486	485,718

			$78,231,392

Home Furnishings — 0.6%

Serta Simmons Bedding, LLC

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		2,492	$2,496,154

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings (continued)

Serta Simmons Bedding, LLC (continued)

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		8,238	$6,734,588

			$9,230,742

Industrial Equipment — 2.6%

AI Alpine AT Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2025	EUR	750	$814,266

Term Loan, 4.21%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025		221	205,588

Altra Industrial Motion Corp.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		657	642,556

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		4,397	4,168,497

CFS Brands, LLC

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		269	240,328

CPM Holdings, Inc.

Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		319	301,301

Delachaux Group S.A.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	375	424,830

Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		470	452,616

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	319	361,229

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	798	903,077

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		919	900,236

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		500	491,496

Dynacast International, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		1,431	1,309,138

Engineered Machinery Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		1,580	1,544,755

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		319	315,321

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

EWT Holdings III Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		2,001	$1,977,584

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	1,380	1,596,569

Gardner Denver, Inc.

Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), Maturing March 1, 2027	EUR	1,437	1,653,789

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	965	1,114,263

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		4,908	4,845,632

Hayward Industries, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		478	467,058

LTI Holdings, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		3,435	3,194,733

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		198	184,883

Minimax Viking GmbH

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	970	1,130,821

Quimper AB

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,875	2,167,017

Robertshaw US Holding Corp.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025		1,024	891,515

Thermon Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		280	277,503

Titan Acquisition Limited

Term Loan, 3.36%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,092	2,929,738

Vertical Midco GmbH

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing July 30, 2027	EUR	1,500	1,758,949

Term Loan, 4.57%, (3 mo. USD LIBOR + 4.25%), Maturing July 30, 2027		1,225	1,217,453

Welbilt, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,767	1,611,172

			$40,093,913

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance — 2.5%

Alliant Holdings Intermediate, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,715	$2,642,213

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		469	461,587

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		4,871	4,839,887

Andromeda Investissements

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing June 12, 2026	EUR	1,250	1,449,075

AssuredPartners, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		174	168,954

Asurion, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		4,629	4,579,228

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,656	2,620,638

Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		2,583	2,594,635

Financiere CEP S.A.S.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 3, 2027	EUR	550	644,646

FrontDoor, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		466	462,591

Hub International Limited

Term Loan, 3.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		5,083	4,920,344

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025		1,861	1,858,944

NFP Corp.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		3,171	3,044,802

Ryan Specialty Group, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027		1,725	1,716,375

Sedgwick Claims Management Services, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,253	1,211,751

USI, Inc.

Term Loan, 3.22%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,153	3,055,955

Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,414	1,408,832

			$37,680,457

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies — 2.1%

AMC Entertainment Holdings, Inc.

Term Loan, 3.22%, (3 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,847	$1,195,852

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	1,550	1,635,567

Ancestry.com Operations, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		6,721	6,722,461

Carnival Corporation

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025		1,297	1,315,121

ClubCorp Holdings, Inc.

Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,940	1,672,239

Crown Finance US, Inc.

Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	290	232,178

Term Loan, 3.02%, (6 mo. USD LIBOR + 2.75%), Maturing September 30, 2026		1,510	1,013,042

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		725	707,184

Emerald Expositions Holding, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2024		665	600,844

Etraveli Holding AB

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	950	907,769

Lindblad Expeditions, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing March 27, 2025		464	428,904

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing March 27, 2025		1,855	1,715,618

Match Group, Inc.

Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		675	665,719

Motion Finco S.a.r.l.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing November 12, 2026	EUR	1,375	1,417,321

Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		69	60,298

Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		526	458,790

Playtika Holding Corp.

Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024		3,369	3,380,962

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		2,185	$2,065,176

SRAM, LLC

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(5)		1,035	1,035,295

Steinway Musical Instruments, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		514	493,290

Travel Leaders Group, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		953	706,259

UFC Holdings, LLC

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		3,117	3,079,819

Vue International Bidco PLC

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	1,081	986,032

			$32,495,740

Lodging and Casinos — 1.5%

Aristocrat Technologies, Inc.

Term Loan, 2.02%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,061	$1,038,653

Azelis Finance S.A.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	1,925	2,209,709

Boyd Gaming Corporation

Term Loan, 2.36%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		727	708,338

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		2,761	2,658,189

ESH Hospitality, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		1,196	1,166,188

Four Seasons Hotels Limited

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		1,059	1,031,752

Golden Nugget, Inc.

Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		4,273	3,849,726

GVC Holdings (Gibraltar) Limited

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024		1,146	1,129,873

GVC Holdings PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,850	2,134,462

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		2,642	$2,338,474

Stars Group Holdings B.V. (The)

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		2,108	2,111,382

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	582	684,224

VICI Properties 1, LLC

Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		2,315	2,243,015

			$23,303,985

Nonferrous Metals / Minerals — 0.2%

American Consolidated Natural Resources, Inc.

Term Loan, 13.15%, (1 mo. USD LIBOR + 13.00%), Maturing September 16, 2025		738	$512,988

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		163	129,715

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(6)		452	31,628

Oxbow Carbon, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		604	594,694

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,122,144

			$2,391,169

Oil and Gas — 1.0%

Ameriforge Group, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		746	$652,719

Apergy Corporation

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		172	168,217

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027		222	221,632

Blackstone CQP Holdco L.P.

Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		1,012	992,893

Buckeye Partners L.P.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		2,761	2,716,257

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Centurion Pipeline Company, LLC

Term Loan, 4.14%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025	225	$220,500

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	270	267,486

CITGO Holding, Inc.

Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	248	233,269

CITGO Petroleum Corporation

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	2,290	2,183,851

Delek US Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	1,379	1,307,099

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	572	558,537

Fieldwood Energy, LLC

DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%), Maturing August 4, 2021(2)	409	411,405

Term Loan, 0.00%, Maturing April 11, 2022(6)	2,771	727,371

Matador Bidco S.a.r.l.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	1,741	1,699,895

McDermott Technology Americas, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	26	22,357

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2025	212	173,148

Prairie ECI Acquiror L.P.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	1,304	1,181,503

PSC Industrial Holdings Corp.

Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	778	741,045

RDV Resources Properties, LLC

Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)	447	290,484

Sunrise Oil & Gas Properties, LLC

Term Loan - First Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	104	94,225

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	107	83,935

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	124	62,381

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

UGI Energy Services, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		1,062	$1,060,236

			$16,070,445

Publishing — 0.5%

Alchemy Copyrights, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027		475	$475,000

Ascend Learning, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024		1,188	1,176,738

Axel Springer S.E.

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	1,000	1,126,529

Getty Images, Inc.

Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		1,069	1,003,899

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(6)		843	121,410

Nielsen Finance, LLC

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 4, 2025	EUR	1,000	1,171,473

ProQuest, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		1,510	1,495,621

Tweddle Group, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		576	518,801

			$7,089,471

Radio and Television — 1.3%

Cumulus Media New Holdings, Inc.

Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026		470	$446,738

Diamond Sports Group, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		3,069	2,393,820

Entercom Media Corp.

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024		1,001	946,588

Entravision Communications Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		846	810,045

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Gray Television, Inc.

Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	278	$272,637

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	637	627,098

Hubbard Radio, LLC

Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	814	782,933

iHeartCommunications, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	496	471,934

Nexstar Broadcasting, Inc.

Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	137	133,656

Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	504	494,872

Sinclair Television Group, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	486	475,046

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	644	630,147

Terrier Media Buyer, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	1,861	1,819,532

Townsquare Media, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 1, 2022	2,196	2,096,817

Univision Communications, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 13, 2026	7,034	6,859,909

		$19,261,772

Retailers (Except Food and Drug) — 0.6%

Apro, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	670	$663,608

Ascena Retail Group, Inc.

DIP Loan, 12.75%, (1 mo. USD LIBOR + 11.75%, Floor 1.00%), Maturing March 16, 2021	933	1,261,476

Term Loan, 0.00%, Maturing August 21, 2022(6)	2,690	596,385

Bass Pro Group, LLC

Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	1,504	1,494,760

BJ’s Wholesale Club, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	806	793,073

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Coinamatic Canada, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	53	$52,069

David’s Bridal, Inc.

Term Loan, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	513	473,190

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	597	484,193

Hoya Midco, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	2,082	1,798,538

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	1,049	1,023,304

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(6)	2,213	862,978

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(3)(6)	638	311,283

		$9,814,857

Steel — 0.4%

Atkore International, Inc.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	375	$374,374

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	3,588	3,554,640

Neenah Foundry Company

Term Loan, 9.19%, (2 mo. USD LIBOR + 9.00%), Maturing December 13, 2022	727	636,388

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	878	844,594

Zekelman Industries, Inc.

Term Loan, 2.14%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	1,144	1,111,174

		$6,521,170

Surface Transport — 0.1%

Hertz Corporation (The)

Term Loan, 0.00%, Maturing June 30, 2023(6)	1,195	$1,147,500

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	127	122,674

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	418	403,409

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)

XPO Logistics, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	$640,318

			$2,313,901

Telecommunications — 2.1%

Cablevision Lightpath, LLC

Term Loan, Maturing September 15, 2027(4)		350	$348,031

CenturyLink, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		7,345	7,069,735

Colorado Buyer, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		919	808,830

Digicel International Finance Limited

Term Loan, 3.80%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		4,927	4,352,041

eircom Finco S.a.r.l.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing May 15, 2026	EUR	1,786	2,074,178

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,700	1,935,030

Global Eagle Entertainment, Inc.

DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021		329	328,814

Term Loan, 0.00%, Maturing January 6, 2023(6)		2,210	1,538,952

Intelsat Jackson Holdings S.A.

DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(2)		444	453,466

Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		1,500	1,516,340

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)		1,088	786,732

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		820	788,978

Plantronics, Inc.

Term Loan, 2.65%, (USD LIBOR + 2.50%), Maturing July 2, 2025(5)		1,304	1,229,226

Syniverse Holdings, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		1,048	816,664

Telesat Canada

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,390	1,347,815

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Zayo Group Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027		2,313	$2,250,423

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	995	1,145,297

Ziggo Financing Partnership

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		4,150	4,011,091

			$32,801,643

Utilities — 0.4%

Calpine Construction Finance Company L.P.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		2,729	$2,649,242

Calpine Corporation

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		3,081	3,005,646

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		913	890,887

Longview Power, LLC

Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing July 30, 2025(3)		43	34,251

			$6,580,026

Total Senior Floating-Rate Loans (identified cost $797,433,626)			$762,415,618

Corporate Bonds & Notes — 50.8%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.3%

Bombardier, Inc.

6.125%, 5/15/21(9)	EUR	100	$116,372

6.00%, 10/15/22(10)		2,014	1,870,502

6.125%, 1/15/23(10)		1,685	1,442,360

7.875%, 4/15/27(10)		602	457,502

Howmet Aerospace, Inc.

6.875%, 5/1/25		1,683	1,861,819

Moog, Inc.

4.25%, 12/15/27(10)		955	977,729

Spirit AeroSystems, Inc.

7.50%, 4/15/25(10)		741	751,656

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense (continued)

TransDigm UK Holdings PLC

6.875%, 5/15/26		725	$730,818

TransDigm, Inc.

6.50%, 7/15/24		4,410	4,409,735

6.50%, 5/15/25		185	184,769

6.25%, 3/15/26(10)		2,408	2,527,930

7.50%, 3/15/27		1,862	1,936,480

5.50%, 11/15/27		2,052	1,975,973

			$19,243,645

Agriculture — 0.0%(8)

Tereos Finance Groupe I S.A.

4.125%, 6/16/23(9)	EUR	100	$108,994

			$108,994

Air Transport — 0.4%

Azul Investments LLP

5.875%, 10/26/24(10)		1,030	$774,570

Delta Air Lines, Inc.

7.375%, 1/15/26		1,266	1,328,934

Delta Air Lines, Inc./SkyMiles IP, Ltd.

4.50%, 10/20/25(10)		681	699,466

4.75%, 10/20/28(10)		683	709,625

Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd.

6.50%, 6/20/27(10)		2,418	2,523,787

			$6,036,382

Automotive — 1.5%

Adient Global Holdings, Ltd.

3.50%, 8/15/24(9)	EUR	150	$162,624

Clarios Global, L.P.

6.75%, 5/15/25(10)		480	505,954

4.375%, 5/15/26(9)	EUR	300	353,933

6.25%, 5/15/26(10)		1,671	1,755,260

8.50%, 5/15/27(10)		3,233	3,359,572

Faurecia S.E.

3.75%, 6/15/28(9)	EUR	260	304,299

Fiat Chrysler Automobiles N.V.

4.50%, 7/7/28(9)	EUR	420	561,847

Ford Motor Co.

8.50%, 4/21/23		2,361	2,577,256

9.00%, 4/22/25		2,833	3,251,703

9.625%, 4/22/30		1,184	1,530,740

Security		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Ford Motor Co. (continued)

7.45%, 7/16/31		993	$1,140,644

4.75%, 1/15/43		274	248,600

Frigoglass Finance B.V.

6.875%, 2/12/25(9)	EUR	100	79,131

General Motors Co.

5.00%, 4/1/35		1,495	1,623,915

GKN Holdings, Ltd.

4.625%, 5/12/32(9)	GBP	120	149,801

IAA, Inc.

5.50%, 6/15/27(10)		444	463,148

Jaguar Land Rover Automotive PLC

6.875%, 11/15/26(9)	EUR	100	107,572

Lithia Motors, Inc.

4.625%, 12/15/27(10)		514	531,990

4.375%, 1/15/31(10)(11)		333	333,000

LKQ European Holdings B.V.

3.625%, 4/1/26(9)	EUR	125	148,819

Navistar International Corp.

9.50%, 5/1/25(10)		954	1,073,279

6.625%, 11/1/25(10)		1,572	1,616,212

RAC Bond Co. PLC

5.00%, 11/6/22(9)	GBP	150	187,657

Renault S.A.

1.25%, 6/24/25(9)	EUR	300	324,925

ZF North America Capital, Inc.

4.50%, 4/29/22(10)		392	403,288

4.75%, 4/29/25(10)		200	204,988

			$23,000,157

Banks and Thrifts — 1.1%

Banco Comercial Portugues S.A.

4.50% to 12/7/22, 12/7/27(9)(12)	EUR	500	$565,662

Banco Mercantil del Norte S.A./Grand Cayman

5.75% to 10/4/26, 10/4/31(10)(12)		1,160	1,175,590

Bank of Montreal

3.803% to 12/15/27, 12/15/32(12)		1,325	1,477,136

BankUnited, Inc.

5.125%, 6/11/30		1,000	1,100,563

BBVA Bancomer S.A.

5.125% to 1/18/28, 1/18/33(10)(12)		2,590	2,497,149

Commonwealth Bank of Australia

3.61% to 9/12/29, 9/12/34(10)(12)		1,500	1,634,881

Danske Bank A/S

1.621% to 9/11/25, 9/11/26(10)(12)		1,086	1,077,907

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Banks and Thrifts (continued)

Deutsche Bank AG/New York, NY

2.222% to 9/18/23, 9/18/24(12)		720	$725,243

First Midwest Bancorp, Inc.

5.875%, 9/29/26		1,000	1,106,499

Flagstar Bancorp, Inc.

6.125%, 7/15/21		650	660,946

Nationwide Building Society

4.125% to 10/18/27, 10/18/32(10)(12)		1,280	1,363,826

Santander Holdings USA, Inc.

3.45%, 6/2/25		1,030	1,100,338

Wells Fargo & Co.

3.584% to 5/22/27, 5/22/28(12)		1,500	1,680,341

			$16,166,081

Beverage and Tobacco — 0.1%

Altria Group, Inc.

3.875%, 9/16/46		650	$666,812

Coca-Cola Co. (The)

2.75%, 6/1/60		500	506,085

Vector Group, Ltd.

6.125%, 2/1/25(10)		500	499,950

			$1,672,847

Brokerage / Securities Dealers / Investment Houses — 0.1%

Alliance Data Systems Corp.

4.75%, 12/15/24(10)		1,071	$1,005,856

Intrum AB

3.50%, 7/15/26(9)	EUR	200	214,060

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.

4.875%, 4/15/45(10)		688	763,563

			$1,983,479

Building and Development — 1.3%

ADLER Real Estate AG

1.875%, 4/27/23(9)	EUR	300	$340,671

AT Securities B.V.

5.25% to 7/21/23(9)(12)(13)		250	250,938

Boise Cascade Co.

4.875%, 7/1/30(10)		707	760,025

Brookfield Property REIT, Inc./BPR Cumulus, LLC/ BPR Nimbus, LLC/GGSI Sellco, LLC

5.75%, 5/15/26(10)		1,592	1,257,593

Security		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.

6.25%, 9/15/27(10)		378	$381,893

4.875%, 2/15/30(10)		697	653,054

Builders FirstSource, Inc.

6.75%, 6/1/27(10)		852	913,770

5.00%, 3/1/30(10)		510	528,806

Cemex SAB de CV

7.375%, 6/5/27(10)		200	216,379

Cornerstone Building Brands, Inc.

6.125%, 1/15/29(10)		355	359,659

CyrusOne, L.P./CyrusOne Finance Corp.

3.45%, 11/15/29		562	609,913

Five Point Operating Co., L.P./Five Point Capital Corp.

7.875%, 11/15/25(10)		1,213	1,215,426

Greystar Real Estate Partners, LLC

5.75%, 12/1/25(10)		2,076	2,101,950

Hillman Group, Inc. (The)

6.375%, 7/15/22(10)		2,695	2,643,836

HT Troplast GmbH

9.25%, 7/15/25(9)	EUR	115	143,906

James Hardie International Finance DAC

3.625%, 10/1/26(9)	EUR	200	239,404

Masonite International Corp.

5.375%, 2/1/28(10)		570	609,837

Miller Homes Group Holdings PLC

5.50%, 10/15/24(9)	GBP	100	127,540

Shea Homes, L.P./Shea Homes Funding Corp.

4.75%, 2/15/28(10)		1,423	1,422,780

4.75%, 4/1/29(10)		440	439,725

Standard Industries, Inc.

2.25%, 11/21/26(9)	EUR	250	281,280

5.00%, 2/15/27(10)		457	476,608

4.375%, 7/15/30(10)		1,146	1,176,713

Taylor Morrison Communities, Inc.

5.875%, 6/15/27(10)		808	892,662

5.75%, 1/15/28(10)		1,062	1,164,403

5.125%, 8/1/30(10)		685	734,234

TRI Pointe Group, Inc./TRI Pointe Homes, Inc.

5.875%, 6/15/24		280	303,275

5.70%, 6/15/28		385	422,538

			$20,668,818

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 1.3%

Allied Universal Holdco, LLC

6.625%, 7/15/26(10)		1,274	$1,358,402

9.75%, 7/15/27(10)		845	919,580

EIG Investors Corp.

10.875%, 2/1/24		5,445	5,682,647

Garda World Security Corp.

9.50%, 11/1/27(10)		2,416	2,540,883

Iron Mountain, Inc.

5.00%, 7/15/28(10)		94	96,467

5.25%, 7/15/30(10)		1,164	1,215,652

4.50%, 2/15/31(10)		1,431	1,441,575

5.625%, 7/15/32(10)		792	837,433

ServiceMaster Co., LLC (The)

7.45%, 8/15/27		4,075	4,461,351

Techem Verwaltungsgesellschaft 674 mbH

6.00%, 7/30/26(9)	EUR	200	240,030

United Rentals North America, Inc.

3.875%, 2/15/31		440	447,425

			$19,241,445

Cable and Satellite Television — 3.5%

Altice France S.A.

7.375%, 5/1/26(10)		1,249	$1,310,139

8.125%, 2/1/27(10)		4,904	5,349,553

5.50%, 1/15/28(10)		841	852,564

5.125%, 1/15/29(10)		686	685,777

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.375%, 5/1/25(10)		3,605	3,713,150

5.75%, 2/15/26(10)		1,885	1,962,756

5.00%, 2/1/28(10)		1,755	1,846,699

5.375%, 6/1/29(10)		595	645,510

4.75%, 3/1/30(10)		1,789	1,896,340

4.50%, 8/15/30(10)		1,640	1,724,132

4.25%, 2/1/31(10)		1,739	1,804,995

4.50%, 5/1/32(10)		771	805,695

Charter Communications Operating, LLC/Charter Communications Operating Capital

4.80%, 3/1/50		975	1,119,890

CSC Holdings, LLC

6.75%, 11/15/21		2,780	2,918,778

5.875%, 9/15/22		1,085	1,149,422

5.25%, 6/1/24		355	381,403

5.50%, 5/15/26(10)		2,000	2,082,500

7.50%, 4/1/28(10)		619	684,685

6.50%, 2/1/29(10)		543	606,463

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

CSC Holdings, LLC (continued)

5.75%, 1/15/30(10)		5,848	$6,222,067

4.625%, 12/1/30(10)		1,585	1,594,692

3.375%, 2/15/31(10)		912	884,184

DISH DBS Corp.

6.75%, 6/1/21		410	420,660

5.875%, 7/15/22		2,395	2,493,195

5.875%, 11/15/24		530	546,562

Radiate Holdco, LLC/Radiate Finance, Inc.

6.50%, 9/15/28(10)		1,165	1,197,489

TEGNA, Inc.

4.75%, 3/15/26(10)		440	450,428

4.625%, 3/15/28(10)		372	364,672

5.00%, 9/15/29(10)		766	757,145

UPC Holding B.V.

5.50%, 1/15/28(10)		593	613,384

UPCB Finance VII, Ltd.

3.625%, 6/15/29(9)	EUR	300	353,554

Virgin Media Finance PLC

5.00%, 7/15/30(10)		946	942,452

Virgin Media Secured Finance PLC

5.50%, 8/15/26(10)		1,163	1,214,608

5.00%, 4/15/27(9)	GBP	100	135,457

Virgin Media Vendor Financing Notes III DAC

4.875%, 7/15/28(9)	GBP	500	652,804

Ziggo B.V.

5.50%, 1/15/27(10)		1,808	1,897,216

4.875%, 1/15/30(10)		802	831,574

Ziggo Bond Co., B.V.

6.00%, 1/15/27(10)		745	772,006

3.375%, 2/28/30(9)	EUR	230	257,340

			$54,141,940

Capital Goods — 0.2%

BWX Technologies, Inc.

5.375%, 7/15/26(10)		1,305	$1,360,215

4.125%, 6/30/28(10)		948	972,292

Valmont Industries, Inc.

5.25%, 10/1/54		610	663,755

			$2,996,262

Chemicals and Plastics — 0.6%

Alpek SAB de CV

4.25%, 9/18/29(10)		310	$306,520

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Huntsman International, LLC

4.50%, 5/1/29		500	$562,503

K+S AG

2.625%, 4/6/23(9)	EUR	100	111,323

Nufarm Australia, Ltd./Nufarm Americas, Inc.

5.75%, 4/30/26(10)		1,800	1,842,588

OCI N.V.

5.00%, 4/15/23(9)	EUR	200	240,815

3.125%, 11/1/24(9)	EUR	200	233,890

3.625%, 10/15/25(9)(11)	EUR	100	117,245

SPCM S.A.

4.875%, 9/15/25(10)		1,356	1,407,650

2.625%, 2/1/29(9)	EUR	300	350,993

Synthomer PLC

3.875%, 7/1/25(9)	EUR	200	239,637

Univar Solutions USA, Inc.

5.125%, 12/1/27(10)		360	370,058

Valvoline, Inc.

4.25%, 2/15/30(10)		790	806,985

W.R. Grace & Co.

4.875%, 6/15/27(10)		1,146	1,185,623

Westlake Chemical Corp.

5.00%, 8/15/46		710	831,440

			$8,607,270

Clothing / Textiles — 0.4%

Hanesbrands Finance Luxembourg SCA

3.50%, 6/15/24(9)	EUR	300	$366,826

PrestigeBidCo GmbH

6.25%, 12/15/23(9)	EUR	265	317,063

PVH Corp.

7.75%, 11/15/23		3,740	4,305,242

William Carter Co. (The)

5.50%, 5/15/25(10)		331	347,343

5.625%, 3/15/27(10)		811	848,509

			$6,184,983

Commercial Services — 0.7%

AMN Healthcare, Inc.

4.625%, 10/1/27(10)		458	$470,309

Autostrade per l’Italia SpA

6.25%, 6/9/22	GBP	250	341,145

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.

6.375%, 4/1/24(10)		225	214,380

Security		Principal Amount* (000’s omitted)	Value

Commercial Services (continued)

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. (continued)

5.25%, 3/15/25(10)		685	$625,885

5.75%, 7/15/27(10)		1,215	1,096,788

Block Financial, LLC

3.875%, 8/15/30		488	491,186

Ellaktor Value PLC

6.375%, 12/15/24(9)	EUR	3,007	3,078,058

6.375%, 12/15/24(10)	EUR	226	230,254

Intertrust Group B.V.

3.375%, 11/15/25(9)	EUR	340	407,554

Korn Ferry

4.625%, 12/15/27(10)		355	360,325

Loxam S.A.S.

3.25%, 1/14/25(9)	EUR	200	223,303

Nexi SpA

1.75%, 10/31/24(9)	EUR	200	232,079

Nielsen Finance, LLC/Nielsen Finance Co.

5.625%, 10/1/28(10)		447	460,410

5.875%, 10/1/30(10)		447	463,483

Q-Park Holding I B.V.

2.00%, 3/1/27(9)	EUR	300	315,506

Sisal Pay SpA

3.875%, (3 mo. EURIBOR + 3.875%), 12/17/26(9)(14)	EUR	110	125,987

Verisure Holding AB

3.50%, 5/15/23(9)	EUR	140	165,514

Verisure Midholding AB

5.75%, 12/1/23(9)	EUR	200	235,175

Verscend Escrow Corp.

9.75%, 8/15/26(10)		382	416,300

			$9,953,641

Computers — 0.4%

Booz Allen Hamilton, Inc.

3.875%, 9/1/28(10)		1,341	$1,379,118

DXC Technology Co.

4.75%, 4/15/27		1,000	1,114,794

HP, Inc.

3.40%, 6/17/30		1,000	1,074,263

International Business Machines Corp.

2.95%, 5/15/50		500	521,473

Presidio Holdings, Inc.

8.25%, 2/1/28(10)		1,005	1,055,878

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Computers (continued)

Seagate HDD Cayman

5.75%, 12/1/34		995	$1,131,934

			$6,277,460

Conglomerates — 0.3%

Spectrum Brands, Inc.

5.75%, 7/15/25		3,470	$3,586,245

5.00%, 10/1/29(10)		406	422,240

5.50%, 7/15/30(10)		691	730,301

TMS International Holding Corp.

7.25%, 8/15/25(10)		543	509,741

			$5,248,527

Consumer Products — 0.1%

Central Garden & Pet Co.

6.125%, 11/15/23		575	$587,877

5.125%, 2/1/28		285	300,265

			$888,142

Containers and Glass Products — 0.3%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

2.125%, 8/15/26(9)	EUR	100	$114,297

5.25%, 8/15/27(10)		1,661	1,694,220

Berry Global, Inc.

6.00%, 10/15/22		485	487,207

Crown Americas, LLC/Crown Americas Capital Corp. V

4.25%, 9/30/26		660	685,988

Crown Americas, LLC/Crown Americas Capital Corp. VI

4.75%, 2/1/26		750	780,795

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.125%, 7/15/23(10)		548	555,124

Smurfit Kappa Acquisitions ULC

2.375%, 2/1/24(9)	EUR	200	243,842

2.875%, 1/15/26(9)	EUR	100	125,269

			$4,686,742

Cosmetics / Toiletries — 0.1%

Edgewell Personal Care Co.

5.50%, 6/1/28(10)		1,067	$1,124,207.

Security		Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries (continued)

Prestige Brands, Inc.

5.125%, 1/15/28(10)		357	$369,495

Procter & Gamble Co. (The)

3.60%, 3/25/50		500	636,599

			$2,130,301

Distribution & Wholesale — 0.1%

LKQ Italia Bondco SpA

3.875%, 4/1/24(9)	EUR	200	$247,034

Parts Europe S.A.

4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(9)(14)	EUR	447	517,828

Performance Food Group, Inc.

5.50%, 10/15/27(10)		935	964,761

Travis Perkins PLC

4.50%, 9/7/23(9)	GBP	175	228,893

			$1,958,516

Diversified Financial Services — 1.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust

4.50%, 9/15/23		693	$714,624

6.50%, 7/15/25		159	171,862

Affiliated Managers Group, Inc.

3.30%, 6/15/30		849	908,706

AG Issuer, LLC

6.25%, 3/1/28(10)		1,117	1,114,208

Arrow Global Finance PLC

2.875%, (3 mo. EURIBOR + 2.875%), 4/1/25(9)(14)	EUR	250	275,177

Barclays PLC

5.088% to 6/20/29, 6/20/30(12)		1,000	1,127,705

BrightSphere Investment Group, Inc.

4.80%, 7/27/26		2,195	2,331,146

Cabot Financial Luxembourg S.A.

7.50%, 10/1/23(9)	GBP	100	130,701

Cabot Financial Luxembourg II S.A.

6.375%, (3 mo. EURIBOR + 6.375%), 6/14/24(9)(14)	EUR	500	589,631

Discover Bank

4.682% to 8/9/23, 8/9/28(12)		1,000	1,049,155

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC

7.125%, 7/31/26(9)		350	347,375

7.125%, 7/31/26(10)		2,279	2,261,908

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)

Grupo KUO SAB de CV

5.75%, 7/7/27(10)		750	$733,305

Lincoln Financing S.a.r.l.

3.625%, 4/1/24(9)	EUR	145	164,123

Louvre Bidco S.A.S.

6.50%, 9/30/24(9)(11)	EUR	400	469,683

Nationstar Mortgage Holdings, Inc.

5.50%, 8/15/28(10)		71	71,044

PRA Group, Inc.

7.375%, 9/1/25(10)		1,353	1,414,399

Quicken Loans, LLC/Quicken Loans Co-Issuer, Inc.

3.625%, 3/1/29(10)		1,188	1,179,833

Stifel Financial Corp.

4.00%, 5/15/30		769	851,695

UniCredit SpA

5.861% to 6/19/27, 6/19/32(10)(12)		715	762,254

7.296% to 4/2/29, 4/2/34(10)(12)		500	575,345

Unifin Financiera SAB de CV

7.375%, 2/12/26(10)		620	499,106

Vivion Investments S.a.r.l.

3.00%, 8/8/24(9)	EUR	3,400	3,512,953

3.50%, 11/1/25(9)	EUR	200	204,581

			$21,460,519

Drugs — 1.8%

AdaptHealth, LLC

6.125%, 8/1/28(10)		685	$710,825

Bausch Health Americas, Inc.

9.25%, 4/1/26(10)		670	737,871

8.50%, 1/31/27(10)		3,076	3,384,108

Bausch Health Companies, Inc.

5.50%, 3/1/23(10)		198	197,876

5.875%, 5/15/23(10)		57	56,759

7.00%, 3/15/24(10)		3,810	3,947,160

6.125%, 4/15/25(10)		345	353,539

5.50%, 11/1/25(10)		955	978,636

9.00%, 12/15/25(10)		2,340	2,551,302

5.75%, 8/15/27(10)		412	438,008

7.00%, 1/15/28(10)		2,092	2,215,825

5.00%, 1/30/28(10)		1,051	1,022,097

6.25%, 2/15/29(10)		1,508	1,553,240

7.25%, 5/30/29(10)		544	586,397

5.25%, 1/30/30(10)		2,106	2,077,316

Security		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Catalent Pharma Solutions, Inc.

4.875%, 1/15/26(10)		2,700	$2,763,612

5.00%, 7/15/27(10)		656	683,349

2.375%, 3/1/28(9)	EUR	1,374	1,553,556

Jaguar Holding Co. II/PPD Development, L.P.

4.625%, 6/15/25(10)		1,159	1,195,659

5.00%, 6/15/28(10)		1,022	1,067,990

Nidda Healthcare Holding GmbH

3.50%, 9/30/24(9)	EUR	124	142,251

			$28,217,376

Ecological Services and Equipment — 0.6%

Clean Harbors, Inc.

4.875%, 7/15/27(10)		551	$572,594

5.125%, 7/15/29(10)		332	361,151

Covanta Holding Corp.

5.875%, 7/1/25		860	892,160

5.00%, 9/1/30		841	849,873

GFL Environmental, Inc.

3.75%, 8/1/25(10)		776	775,515

7.00%, 6/1/26(10)		1,870	1,974,860

8.50%, 5/1/27(10)		2,822	3,067,161

Waste Pro USA, Inc.

5.50%, 2/15/26(10)		446	452,643

			$8,945,957

Electric Utilities — 0.8%

Clearway Energy Operating, LLC

4.75%, 3/15/28(10)		460	$477,683

Consolidated Edison Co. of New York, Inc.

4.125%, 5/15/49		400	480,267

ContourGlobal Power Holdings S.A.

4.125%, 8/1/25(9)	EUR	200	237,544

Drax Finco PLC

6.625%, 11/1/25(10)		806	840,255

Duke Energy Indiana, LLC

2.75%, 4/1/50		500	512,970

Duquesne Light Holdings, Inc.

2.532%, 10/1/30(10)		492	494,249

Edison International

3.55%, 11/15/24		614	647,964

EDP - Energias de Portugal S.A.

4.496% to 4/30/24, 4/30/79(9)(12)	EUR	300	380,531

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electric Utilities (continued)

Liberty Utilities Finance GP 1

2.05%, 9/15/30(10)		526	$519,790

Orano S.A.

4.875%, 9/23/24	EUR	200	260,582

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc.

4.50%, 8/15/28(10)		705	732,759

Pike Corp.

5.50%, 9/1/28(10)		890	898,290

Southern California Edison Co.

4.00%, 4/1/47		845	906,291

Southern Co. (The)

4.40%, 7/1/46		971	1,154,760

TenneT Holding B.V.

2.995% to 6/1/24(9)(12)(13)	EUR	350	428,126

Virginia Electric & Power Co.

4.00%, 1/15/43		410	502,403

WESCO Distribution, Inc.

7.125%, 6/15/25(10)		1,024	1,116,800

7.25%, 6/15/28(10)		915	1,003,828

			$11,595,092

Electronics / Electrical — 1.0%

Enel Finance International N.V.

3.625%, 5/25/27(10)		2,310	$2,571,212

Energizer Holdings, Inc.

7.75%, 1/15/27(10)		657	719,004

4.375%, 3/31/29(10)		707	715,838

Engie Energia Chile S.A.

3.40%, 1/28/30(10)		960	1,038,000

Entegris, Inc.

4.625%, 2/10/26(10)		517	529,827

4.375%, 4/15/28(10)		963	992,492

Go Daddy Operating Co., LLC/GD Finance Co., Inc.

5.25%, 12/1/27(10)		1,249	1,302,438

Ingram Micro, Inc.

5.45%, 12/15/24		1,889	2,019,299

Jabil, Inc.

3.95%, 1/12/28		171	187,156

3.00%, 1/15/31		869	888,888

Open Text Corp.

3.875%, 2/15/28(10)		1,009	1,022,400

Open Text Holdings, Inc.

4.125%, 2/15/30(10)		883	909,737

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

RWE AG

6.625% to 3/30/26, 7/30/75(9)(12)		266	$305,999

Sensata Technologies, Inc.

4.375%, 2/15/30(10)		627	659,936

3.75%, 2/15/31(10)		680	677,450

SS&C Technologies, Inc.

5.50%, 9/30/27(10)		517	550,072

Trimble, Inc.

4.90%, 6/15/28		699	825,476

			$15,915,224

Energy — 0.4%

Empresa Electrica Cochrane SpA

5.50%, 5/14/27(10)		2,136	$2,207,980

Enviva Partners, L.P./Enviva Partners Finance Corp.

6.50%, 1/15/26(10)		1,988	2,098,582

Sunoco, L.P./Sunoco Finance Corp.

4.875%, 1/15/23		950	958,213

5.50%, 2/15/26		412	412,952

			$5,677,727

Engineering & Construction — 0.0%(8)

Weekley Homes, LLC/Weekley Finance Corp.

4.875%, 9/15/28(10)		396	$400,950

			$400,950

Entertainment — 0.6%

Colt Merger Sub, Inc.

6.25%, 7/1/25(10)		2,521	$2,631,306

8.125%, 7/1/27(10)		2,032	2,156,572

CPUK Finance, Ltd.

4.25%, 2/28/47(9)	GBP	52	66,610

4.875%, 2/28/47(9)	GBP	135	163,780

Live Nation Entertainment, Inc.

4.75%, 10/15/27(10)		1,226	1,150,141

Pinewood Finance Co., Ltd.

3.25%, 9/30/25(9)	GBP	450	580,574

Powdr Corp.

6.00%, 8/1/25(10)		1,040	1,067,300

Speedway Motorsports, LLC/Speedway Funding II, Inc.

4.875%, 11/1/27(10)		871	838,076

			$8,654,359

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.1%

Ashtead Capital, Inc.

4.125%, 8/15/25(10)		1,425	$1,466,079

4.25%, 11/1/29(10)		526	555,139

			$2,021,218

Financial Intermediaries — 1.9%

Alpha Holding S.A. de CV

10.00%, 12/19/22(10)		200	$169,750

9.00%, 2/10/25(10)		765	582,548

CIT Group, Inc.

6.125%, 3/9/28		650	743,314

Citigroup, Inc.

3.98% to 3/20/29, 3/20/30(12)		1,200	1,384,565

FCE Bank PLC

1.875%, 6/24/21(9)	EUR	100	116,470

1.134%, 2/10/22(9)	EUR	600	690,633

Ford Motor Credit Co., LLC

3.813%, 10/12/21		466	468,039

5.596%, 1/7/22		1,127	1,155,175

1.503%, (3 mo. USD LIBOR + 1.27%), 3/28/22(14)		230	219,720

3.339%, 3/28/22		530	528,927

4.25%, 9/20/22		500	505,150

3.087%, 1/9/23		439	431,089

1.515%, (3 mo. USD LIBOR + 1.24%), 2/15/23(14)		479	440,923

3.37%, 11/17/23		1,506	1,486,234

5.584%, 3/18/24		257	267,688

5.125%, 6/16/25		938	968,485

4.125%, 8/17/27		2,739	2,668,813

3.815%, 11/2/27		587	560,209

Icahn Enterprises, L.P./ Icahn Enterprises Finance Corp.

6.25%, 2/1/22		1,606	1,626,549

6.375%, 12/15/25		820	845,067

6.25%, 5/15/26		1,615	1,687,417

5.25%, 5/15/27		1,614	1,686,509

JPMorgan Chase & Co.

Series S, 6.75% to 2/1/24(12)(13)		3,325	3,606,518

4.60% to 2/1/25(12)(13)		1,674	1,642,613

4.26% to 2/22/47, 2/22/48(12)		1,035	1,305,201

MSCI, Inc.

3.625%, 9/1/30(10)		520	534,300

Navient Corp.

5.00%, 10/26/20		995	996,433

7.25%, 1/25/22		215	221,245

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Synovus Financial Corp.

5.90% to 2/7/24, 2/7/29(12)		1,511	$1,561,097

			$29,100,681

Financial Services — 0.4%

Banco BTG Pactual S.A./Cayman Islands

4.50%, 1/10/25(10)		1,100	$1,124,761

Brookfield Finance, Inc.

4.70%, 9/20/47		1,050	1,226,599

Carlyle Finance Subsidiary, LLC

3.50%, 9/19/29(10)		1,000	1,090,053

Debt and Asset Trading Corp.

1.00%, 10/10/25(9)		2,600	2,099,500

Nordea Bank Abp

4.625% to 9/13/28, 9/13/33(10)(12)		1,000	1,135,264

			$6,676,177

Food Products — 0.9%

JBS USA LUX S.A./JBS USA Finance, Inc.

6.75%, 2/15/28(10)		1,350	$1,469,758

JBS USA LUX S.A./JBS USA Food Co./ JBS USA Finance, Inc.

5.50%, 1/15/30(10)		1,046	1,141,447

Kraft Heinz Foods Co.

3.875%, 5/15/27(10)		1,261	1,345,878

4.25%, 3/1/31(10)		1,261	1,386,019

4.375%, 6/1/46		3,059	3,149,756

5.50%, 6/1/50(10)		1,261	1,447,907

Post Holdings, Inc.

5.00%, 8/15/26(10)		1,377	1,413,814

4.625%, 4/15/30(10)		558	574,740

Smithfield Foods, Inc.

2.65%, 10/3/21(10)		550	553,552

Tesco PLC

6.125%, 2/24/22	GBP	200	276,320

TreeHouse Foods, Inc.

4.00%, 9/1/28		435	440,766

			$13,199,957

Food Service — 0.6%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.

5.75%, 4/15/25(10)		372	$397,694

5.00%, 10/15/25(10)		1,794	1,842,537

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Service (continued)

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc. (continued)

3.875%, 1/15/28(10)	663	$676,585

4.375%, 1/15/28(10)	1,014	1,035,791

4.00%, 10/15/30(10)(11)	1,141	1,152,649

IRB Holding Corp.

7.00%, 6/15/25(10)	451	481,679

US Foods, Inc.

5.875%, 6/15/24(10)	1,995	2,013,055

Yum! Brands, Inc.

7.75%, 4/1/25(10)	304	336,300

3.625%, 3/15/31	1,119	1,121,098

		$9,057,388

Food / Drug Retailers — 0.1%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC

5.875%, 2/15/28(10)	1,004	$1,073,467

4.875%, 2/15/30(10)	1,042	1,087,327

		$2,160,794

Health Care — 4.3%

Acadia Healthcare Co., Inc.

5.50%, 7/1/28(10)	980	$1,009,780

5.00%, 4/15/29(10)(11)	1,052	1,063,835

Amgen, Inc.

3.375%, 2/21/50	400	434,467

Anthem, Inc.

3.125%, 5/15/50	500	506,219

Avantor Funding, Inc.

4.625%, 7/15/28(10)	1,630	1,693,162

Centene Corp.

4.75%, 5/15/22	870	881,310

4.75%, 1/15/25	1,227	1,262,644

5.25%, 4/1/25(10)	2,775	2,887,387

5.375%, 6/1/26(10)	2,690	2,842,577

5.375%, 8/15/26(10)	672	713,866

4.25%, 12/15/27	1,795	1,882,497

4.625%, 12/15/29	1,758	1,898,561

3.375%, 2/15/30	3,056	3,175,383

3.00%, 10/15/30(11)	2,345	2,391,900

Charles River Laboratories International, Inc.

5.50%, 4/1/26(10)	545	574,975

4.25%, 5/1/28(10)	502	527,692

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)

CHS/Community Health Systems, Inc.

6.25%, 3/31/23		90	$88,087

DaVita, Inc.

3.75%, 2/15/31(10)		931	899,393

DENTSPLY SIRONA, Inc.

3.25%, 6/1/30		209	227,439

Emergent BioSolutions, Inc.

3.875%, 8/15/28(10)		1,115	1,122,169

Encompass Health Corp.

4.50%, 2/1/28		998	1,004,677

4.75%, 2/1/30		1,098	1,115,821

4.625%, 4/1/31(11)		787	787,000

Grifols S.A.

3.20%, 5/1/25(9)	EUR	250	294,932

HCA, Inc.

5.00%, 3/15/24		675	757,010

5.875%, 2/15/26		2,705	3,032,981

5.375%, 9/1/26		1,610	1,782,069

5.625%, 9/1/28		1,990	2,279,993

5.875%, 2/1/29		1,076	1,255,375

3.50%, 9/1/30		1,549	1,580,362

Hologic, Inc.

3.25%, 2/15/29(10)		454	457,689

IQVIA, Inc.

3.25%, 3/15/25(9)	EUR	300	355,121

5.00%, 10/15/26(10)		850	889,844

5.00%, 5/15/27(10)		577	606,159

2.25%, 1/15/28(9)	EUR	250	287,551

LifePoint Health, Inc.

6.75%, 4/15/25(10)		731	771,205

4.375%, 2/15/27(10)		1,408	1,413,280

Molina Healthcare, Inc.

4.375%, 6/15/28(10)		1,257	1,284,025

MPH Acquisition Holdings, LLC

7.125%, 6/1/24(10)		9,217	9,481,989

RegionalCare Hospital Partners Holdings, Inc./ LifePoint Health, Inc.

9.75%, 12/1/26(10)		1,485	1,581,525

Royalty Pharma PLC

2.20%, 9/2/30(10)		250	249,090

Synlab Bondco PLC

4.75%, (3 mo. EURIBOR + 4.75%), 7/1/25(9)(14)	EUR	100	118,941

Team Health Holdings, Inc.

6.375%, 2/1/25(10)		703	485,070

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Teleflex, Inc.

4.625%, 11/15/27		1,055	$1,112,830

4.25%, 6/1/28(10)		230	238,337

Tenet Healthcare Corp.

4.625%, 9/1/24(10)		268	270,428

4.875%, 1/1/26(10)		1,607	1,633,098

5.125%, 11/1/27(10)		1,607	1,656,978

4.625%, 6/15/28(10)		377	380,883

6.125%, 10/1/28(10)		276	268,927

Thermo Fisher Scientific, Inc.

4.10%, 8/15/47		400	512,811

UnitedHealth Group, Inc.

3.75%, 10/15/47		650	772,567

Varex Imaging Corp.

7.875%, 10/15/27(10)		546	566,475

			$65,368,386

Home Furnishings — 0.1%

Harman International Industries, Inc.

4.15%, 5/15/25		940	$1,050,922

			$1,050,922

Homebuilders / Real Estate — 0.0%

M/I Homes, Inc.

4.95%, 2/1/28		459	$474,204

Williams Scotsman International, Inc.

4.625%, 8/15/28(10)		273	274,615

			$748,819

Industrial Equipment — 0.1%

Colfax Corp.

6.00%, 2/15/24(10)		478	$497,923

6.375%, 2/15/26(10)		780	828,021

Vertical Midco GmbH

4.75%, (3 mo. EURIBOR + 4.75%), 7/15/27(9)(14)	EUR	115	135,630

			$1,461,574

Insurance — 1.3%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer

6.75%, 10/15/27(10)		3,121	$3,279,578

AmWINS Group, Inc.

7.75%, 7/1/26(10)		1,557	1,671,533

Security		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Athene Holding, Ltd.

4.125%, 1/12/28		1,000	$1,084,026

Galaxy Finco, Ltd.

9.25%, 7/31/27(9)	GBP	575	756,790

GTCR AP Finance, Inc.

8.00%, 5/15/27(10)		1,078	1,146,049

Hub International, Ltd.

7.00%, 5/1/26(10)		2,618	2,715,534

Kemper Corp.

2.40%, 9/30/30		615	607,023

MetLife, Inc.

4.05%, 3/1/45		300	365,391

NFP Corp.

6.875%, 8/15/28(10)		1,645	1,664,904

QBE Insurance Group, Ltd.

5.875% to 5/12/25(10)(12)(13)		1,000	1,063,750

Radian Group, Inc.

4.875%, 3/15/27		1,032	1,029,420

USI, Inc.

6.875%, 5/1/25(10)		3,948	4,009,648

			$19,393,646

Internet Software & Services — 0.8%

ANGI Group, LLC

3.875%, 8/15/28(10)		446	$442,376

CDK Global, Inc.

5.25%, 5/15/29(10)		531	566,014

Expedia Group, Inc.

6.25%, 5/1/25(10)		487	537,372

7.00%, 5/1/25(10)		243	263,039

Netflix, Inc.

5.50%, 2/15/22		1,825	1,916,250

3.00%, 6/15/25(9)	EUR	100	122,389

4.875%, 4/15/28		1,665	1,863,351

5.875%, 11/15/28		1,810	2,162,932

5.375%, 11/15/29(10)		1,000	1,179,900

3.625%, 6/15/30(9)	EUR	500	637,203

4.875%, 6/15/30(10)		1,300	1,484,438

Riverbed Technology, Inc.

8.875%, 3/1/23(10)		1,819	1,273,300

Science Applications International Corp.

4.875%, 4/1/28(10)		362	368,158

			$12,816,722

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities/Movies — 0.7%

AMC Entertainment Holdings, Inc.

10.50%, 4/15/25(10)		1,249	$936,750

Carnival Corp.

11.50%, 4/1/23(10)		531	596,013

Cinemark Holdings, Inc.

4.50%, 8/15/25(10)		290	289,814

Cinemark USA, Inc.

4.875%, 6/1/23		2,730	2,339,269

Explorer II AS

3.375%, 2/24/25	EUR	100	94,968

NCL Corp, Ltd.

3.625%, 12/15/24(10)		1,065	747,497

10.25%, 2/1/26(10)		955	997,975

Sabre GLBL, Inc.

9.25%, 4/15/25(10)		483	532,481

Viking Cruises, Ltd.

6.25%, 5/15/25(10)		1,690	1,332,810

5.875%, 9/15/27(10)		3,132	2,441,002

WMG Acquisition Corp.

3.625%, 10/15/26(9)	EUR	165	198,083

			$10,506,662

Lodging and Casinos — 1.5%

Caesars Resort Collection, LLC/CRC Finco, Inc.

5.25%, 10/15/25(10)		3,279	$3,176,744

Gateway Casinos & Entertainment, Ltd.

8.25%, 3/1/24(10)		2,255	1,913,694

Golden Nugget, Inc.

6.75%, 10/15/24(10)		1,665	1,392,356

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.

5.625%, 5/1/24		480	510,134

4.50%, 9/1/26		895	910,591

5.75%, 2/1/27		573	618,304

MGM Resorts International

7.75%, 3/15/22		2,300	2,428,628

5.75%, 6/15/25		948	996,040

NH Hotel Group S.A.

3.75%, 10/1/23(9)	EUR	225	242,834

Stars Group Holdings B.V./ Stars Group US Co-Borrower, LLC

7.00%, 7/15/26(10)		3,930	4,182,994

VICI Properties, L.P./VICI Note Co., Inc.

4.25%, 12/1/26(10)		1,653	1,663,290

Security		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

VICI Properties, L.P./VICI Note Co., Inc. (continued)

3.75%, 2/15/27(10)		1,108	$1,091,380

4.625%, 12/1/29(10)		1,574	1,610,399

4.125%, 8/15/30(10)		1,108	1,092,765

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.

5.25%, 5/15/27(10)		812	762,773

			$22,592,926

Machinery — 0.1%

Flowserve Corp.

3.50%, 10/1/30		244	$242,083

nVent Finance S.a.r.l.

4.55%, 4/15/28		1,500	1,620,459

			$1,862,542

Manufacturing — 0.2%

Novelis Corp.

5.875%, 9/30/26(10)		1,530	$1,573,987

4.75%, 1/30/30(10)		1,068	1,044,488

			$2,618,475

Media — 0.2%

Banijay Group S.A.S.

6.50%, 3/1/26(9)	EUR	150	$171,260

Discovery Communications, LLC

4.65%, 5/15/50		300	343,800

Outfront Media Capital, LLC/Outfront Media Capital Corp.

6.25%, 6/15/25(10)		807	832,723

Scripps Escrow, Inc.

5.875%, 7/15/27(10)		1,036	1,001,035

Tele Columbus AG

3.875%, 5/2/25(9)	EUR	300	336,875

Telenet Finance Luxembourg S.a.r.l.

3.50%, 3/1/28(9)	EUR	200	242,527

VTR Finance N.V.

6.375%, 7/15/28(10)		490	515,112

			$3,443,332

Metals / Mining — 0.9%

Arconic Corp.

6.125%, 2/15/28(10)		2,573	$2,648,582

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Metals / Mining (continued)

Cleveland-Cliffs, Inc.

9.875%, 10/17/25(10)		443	$495,052

6.75%, 3/15/26(10)		2,808	2,859,808

Compass Minerals International, Inc.

6.75%, 12/1/27(10)		3,005	3,250,478

Constellium N.V.

4.25%, 2/15/26(9)	EUR	150	176,080

5.875%, 2/15/26(10)		837	860,365

Freeport-McMoRan, Inc.

5.45%, 3/15/43		1,821	2,025,171

Hudbay Minerals, Inc.

6.125%, 4/1/29(10)		920	914,250

Joseph T. Ryerson & Son, Inc.

8.50%, 8/1/28(10)		1,180	1,244,900

			$14,474,686

Nonferrous Metals / Minerals — 0.5%

Eldorado Gold Corp.

9.50%, 6/1/24(10)		432	$460,575

First Quantum Minerals, Ltd.

7.25%, 4/1/23(10)		1,332	1,332,366

7.50%, 4/1/25(10)		1,615	1,599,431

6.875%, 3/1/26(10)		637	615,103

New Gold, Inc.

6.375%, 5/15/25(10)		2,014	2,083,231

7.50%, 7/15/27(10)		1,621	1,732,444

			$7,823,150

Oil and Gas — 4.3%

Aker BP ASA

4.75%, 6/15/24(10)		1,106	$1,137,339

AmeriGas Partners, L.P./AmeriGas Finance Corp.

5.625%, 5/20/24		216	229,176

5.50%, 5/20/25		880	947,685

Apache Corp.

4.625%, 11/15/25		605	577,775

4.875%, 11/15/27		755	714,891

4.375%, 10/15/28		767	703,243

4.25%, 1/15/30		1,529	1,380,878

Archrock Partners, L.P./Archrock Partners Finance Corp.

6.25%, 4/1/28(10)		756	714,420

Ascent Resources Utica Holdings, LLC/ ARU Finance Corp.

7.00%, 11/1/26(10)		1,920	1,473,600

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Berry Petroleum Co., LLC

7.00%, 2/15/26(10)	722	$563,925

BP Capital Markets America, Inc.

2.772%, 11/10/50	294	270,161

Buckeye Partners, L.P.

4.50%, 3/1/28(10)	921	889,916

Cenovus Energy, Inc.

3.80%, 9/15/23	383	370,626

6.75%, 11/15/39	1,500	1,507,404

5.40%, 6/15/47	633	534,598

Centennial Resource Production, LLC

5.375%, 1/15/26(10)	2,175	875,438

6.875%, 4/1/27(10)	2,055	843,382

Chevron Corp.

3.078%, 5/11/50	500	537,039

Continental Resources, Inc.

4.375%, 1/15/28	1,220	1,056,923

4.90%, 6/1/44	47	35,619

CrownRock, L.P./CrownRock Finance, Inc.

5.625%, 10/15/25(10)	3,677	3,474,765

CVR Energy, Inc.

5.75%, 2/15/28(10)	1,280	1,091,200

Endeavor Energy Resources, L.P./EER Finance, Inc.

6.625%, 7/15/25(10)	707	727,545

5.50%, 1/30/26(10)	1,045	1,039,122

5.75%, 1/30/28(10)	250	251,719

Energy Transfer Operating, L.P.

Series A, 6.25% to 2/15/23(12)(13)	1,045	683,686

5.875%, 1/15/24	875	963,024

Eni SpA

4.75%, 9/12/28(10)	1,000	1,163,943

EP Energy, LLC/Everest Acquisition Finance, Inc.

7.75%, 5/15/26(6)(10)	480	107,400

EQT Corp.

7.875%, 2/1/25	407	451,707

8.75%, 2/1/30	594	702,595

Extraction Oil & Gas, Inc.

7.375%, 5/15/24(6)(10)	689	174,761

5.625%, 2/1/26(6)(10)	1,821	461,733

Gran Tierra Energy International Holdings, Ltd.

6.25%, 2/15/25(10)	550	189,585

Gran Tierra Energy, Inc.

7.75%, 5/23/27(10)	405	141,501

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Great Western Petroleum, LLC/Great Western Finance Corp.

9.00%, 9/30/21(10)	2,423	$1,435,628

Ithaca Energy North Sea PLC

9.375%, 7/15/24(10)	200	186,498

Jagged Peak Energy, LLC

5.875%, 5/1/26	507	505,968

Laredo Petroleum, Inc.

9.50%, 1/15/25	414	247,100

10.125%, 1/15/28	622	368,473

Matador Resources Co.

5.875%, 9/15/26	2,220	1,859,972

MEG Energy Corp.

7.125%, 2/1/27(10)	1,030	926,310

Moss Creek Resources Holdings, Inc.

7.50%, 1/15/26(10)	1,915	1,155,817

Nabors Industries, Ltd.

7.25%, 1/15/26(10)	617	306,186

7.50%, 1/15/28(10)	665	322,109

National Oilwell Varco, Inc.

3.60%, 12/1/29	297	288,604

Neptune Energy Bondco PLC

6.625%, 5/15/25(9)	250	223,605

6.625%, 5/15/25(10)	3,725	3,331,715

Nine Energy Service, Inc.

8.75%, 11/1/23(10)	500	152,033

Occidental Petroleum Corp.

3.125%, 2/15/22	15	14,233

2.70%, 8/15/22	293	274,305

3.45%, 7/15/24	244	209,840

2.90%, 8/15/24	97	82,479

3.40%, 4/15/26	208	166,400

8.50%, 7/15/27	1,965	1,983,835

6.375%, 9/1/28	800	742,060

3.50%, 8/15/29	599	460,272

8.875%, 7/15/30	1,685	1,738,709

6.625%, 9/1/30	1,511	1,396,731

6.20%, 3/15/40	480	394,800

4.625%, 6/15/45	499	361,835

4.20%, 3/15/48	931	641,226

4.40%, 8/15/49	748	525,694

Parsley Energy, LLC/Parsley Finance Corp.

5.375%, 1/15/25(10)	1,240	1,240,000

5.25%, 8/15/25(10)	1,170	1,161,225

5.625%, 10/15/27(10)	923	920,116

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Patterson-UTI Energy, Inc.

3.95%, 2/1/28	1,310	$1,013,516

PBF Holding Co., LLC/PBF Finance Corp.

7.25%, 6/15/25	365	276,526

6.00%, 2/15/28(10)	698	469,702

Precision Drilling Corp.

7.75%, 12/15/23	216	164,835

5.25%, 11/15/24	303	203,957

7.125%, 1/15/26(10)	500	323,370

Seven Generations Energy, Ltd.

6.875%, 6/30/23(10)	625	612,994

5.375%, 9/30/25(10)	1,710	1,623,448

Shelf Drilling Holdings, Ltd.

8.25%, 2/15/25(10)	2,715	1,086,000

Shell International Finance B.V.

2.375%, 11/7/29	500	529,248

3.75%, 9/12/46	400	448,548

SM Energy Co.

6.125%, 11/15/22	383	299,309

Southwestern Energy Co.

8.375%, 9/15/28	710	698,984

Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.

5.50%, 1/15/28(10)	612	552,578

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.

5.875%, 4/15/26	985	1,013,146

6.50%, 7/15/27	566	591,470

Tervita Corp.

7.625%, 12/1/21(10)	2,381	2,179,365

Transocean Guardian, Ltd.

5.875%, 1/15/24(10)	827	537,420

Transocean Pontus, Ltd.

6.125%, 8/1/25(10)	566	508,950

Transocean Poseidon, Ltd.

6.875%, 2/1/27(10)	294	236,670

Transocean, Inc.

11.50%, 1/30/27(10)	243	98,111

Williams Cos., Inc. (The)

5.75%, 6/24/44	790	933,974

WPX Energy, Inc.

5.25%, 10/15/27	371	377,192

		$65,391,415

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Packaging & Containers — 0.6%

ARD Finance S.A.

5.00%, (5.00% cash or 5.75% PIK), 6/30/27(9)(15)	EUR	172	$197,467

6.50%, (6.50% cash or 7.25% PIK), 6/30/27(10)(15)		2,948	2,936,355

Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC

6.00%, 9/15/28(10)		653	663,399

Silgan Holdings, Inc.

2.25%, 6/1/28	EUR	1,070	1,226,294

Smurfit Kappa Treasury ULC

1.50%, 9/15/27(9)	EUR	145	168,703

Trivium Packaging Finance B.V.

3.75%, 8/15/26(9)	EUR	280	325,940

5.50%, 8/15/26(10)		779	808,583

8.50%, 8/15/27(10)		2,858	3,086,640

			$9,413,381

Pharmaceuticals — 0.3%

CVS Health Corp.

4.78%, 3/25/38		1,080	$1,310,190

Diocle SpA

3.875%, (3 mo. EURIBOR + 3.875%), 6/30/26(9)(14)	EUR	134	155,106

Herbalife Nutrition, Ltd./HLF Financing, Inc.

7.875%, 9/1/25(10)		1,169	1,256,675

Merck & Co., Inc.

2.45%, 6/24/50		400	399,966

Pfizer, Inc.

2.70%, 5/28/50		500	523,197

Rossini S.a.r.l.

3.875%, (3 mo. EURIBOR + 3.875%), 10/30/25(9)(14)	EUR	300	346,617

			$3,991,751

Pipelines — 0.8%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.

5.75%, 3/1/27(10)		1,874	$1,555,420

Cheniere Energy Partners, L.P.

4.50%, 10/1/29		1,722	1,768,477

Cheniere Energy, Inc.

4.625%, 10/15/28(10)		1,122	1,153,556

Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.

5.625%, 5/1/27(10)		1,060	949,516

Security	Principal Amount* (000’s omitted)	Value

Pipelines (continued)

EnLink Midstream, LLC

5.375%, 6/1/29	653	$530,563

EQM Midstream Partners, L.P.

6.00%, 7/1/25(10)	699	721,717

6.50%, 7/1/27(10)	702	745,127

Kinder Morgan, Inc.

5.05%, 2/15/46	500	568,052

Magellan Midstream Partners, L.P.

4.20%, 10/3/47	300	312,798

NGPL PipeCo, LLC

4.375%, 8/15/22(10)	340	353,133

Plains All American Pipeline, L.P.

Series B, 6.125% to 11/15/22(12)(13)	2,344	1,489,964

TransCanada PipeLines, Ltd.

4.75%, 5/15/38	390	460,049

Western Midstream Operating, L.P.

4.50%, 3/1/28	148	139,860

4.75%, 8/15/28	150	144,909

5.05%, 2/1/30	1,187	1,158,809

		$12,051,950

Private Equity — 0.0%(8)

KKR Group Finance Co. VII, LLC

3.625%, 2/25/50(10)	400	$416,301

		$416,301

Radio and Television — 1.0%

Clear Channel Worldwide Holdings, Inc.

5.125%, 8/15/27(10)	740	$711,510

Diamond Sports Group, LLC/Diamond Sports Finance Co.

5.375%, 8/15/26(10)	2,646	1,878,435

iHeartCommunications, Inc.

6.375%, 5/1/26	179	186,848

8.375%, 5/1/27	2,130	2,102,407

Nexstar Broadcasting, Inc.

5.625%, 7/15/27(10)	1,312	1,378,276

Nielsen Co. Luxembourg S.a.r.l. (The)

5.50%, 10/1/21(10)	300	300,844

Sinclair Television Group, Inc.

5.50%, 3/1/30(10)	1,040	966,358

Sirius XM Radio, Inc.

4.625%, 7/15/24(10)	1,595	1,651,822

5.00%, 8/1/27(10)	1,609	1,683,070

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Terrier Media Buyer, Inc.

8.875%, 12/15/27(10)		3,987	$4,024,378

			$14,883,948

Real Estate Investment Trusts (REITs) — 0.5%

ADLER Group S.A.

3.25%, 8/5/25(9)	EUR	100	$118,718

Consus Real Estate AG

9.625%, 5/15/24(9)	EUR	250	313,566

Corporate Office Properties, L.P.

2.25%, 3/15/26		292	295,648

HAT Holdings I, LLC/HAT Holdings II, LLC

6.00%, 4/15/25(10)		716	763,650

3.75%, 9/15/30(10)		905	911,788

Newmark Group, Inc.

6.125%, 11/15/23		2,126	2,216,032

Service Properties Trust

7.50%, 9/15/25		993	1,057,635

4.75%, 10/1/26		1,990	1,778,363

WP Carey, Inc.

3.85%, 7/15/29		159	172,028

			$7,627,428

Retail — 0.4%

B&M European Value Retail S.A.

3.625%, 7/15/25(9)	GBP	130	$171,247

eG Global Finance PLC

6.25%, 10/30/25(9)	EUR	100	117,279

Ferrellgas, L.P./Ferrellgas Finance Corp.

10.00%, 4/15/25(10)		1,215	1,318,275

Group 1 Automotive, Inc.

4.00%, 8/15/28(10)		895	881,016

Ken Garff Automotive, LLC

4.875%, 9/15/28(10)		528	520,740

Michaels Stores, Inc.

4.75%, 10/1/27(10)(11)		353	350,573

Penske Automotive Group, Inc.

3.50%, 9/1/25		1,110	1,102,374

Specialty Building Products Holdings, LLC/SBP Finance Corp.

6.375%, 9/30/26(10)		442	450,564

Walmart, Inc.

2.95%, 9/24/49		500	563,913

			$5,475,981

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 0.6%

Asbury Automotive Group, Inc.

4.50%, 3/1/28(10)	312	$314,535

4.75%, 3/1/30(10)	410	413,844

Burlington Coat Factory Warehouse Corp.

6.25%, 4/15/25(10)	1,000	1,054,375

L Brands, Inc.

6.875%, 7/1/25(10)	451	487,761

9.375%, 7/1/25(10)	316	363,005

6.625%, 10/1/30(10)	884	901,680

6.875%, 11/1/35	1,336	1,318,872

6.75%, 7/1/36	223	218,958

7.60%, 7/15/37	254	234,714

Macy’s Retail Holdings, LLC

4.30%, 2/15/43	1,252	707,931

Murphy Oil USA, Inc.

5.625%, 5/1/27	560	596,994

4.75%, 9/15/29	728	777,005

Nordstrom, Inc.

4.375%, 4/1/30	158	128,021

5.00%, 1/15/44	775	549,732

Tapestry, Inc.

4.125%, 7/15/27	704	693,602

		$8,761,029

Semiconductors & Semiconductor Equipment — 0.3%

ON Semiconductor Corp.

3.875%, 9/1/28(10)	1,544	$1,568,627

Qorvo, Inc.

3.375%, 4/1/31(10)	878	894,682

Sensata Technologies UK Financing Co. PLC

6.25%, 2/15/26(10)	1,588	1,666,407

		$4,129,716

Software and Services — 0.5%

Black Knight InfoServ, LLC

3.625%, 9/1/28(10)	752	$761,400

Gartner, Inc.

4.50%, 7/1/28(10)	908	952,447

3.75%, 10/1/30(10)	660	668,861

j2 Cloud Services, LLC/j2 Cloud Co-Obligor, Inc.

6.00%, 7/15/25(10)	1,915	1,994,089

Logan Merger Sub, Inc.

5.50%, 9/1/27(10)	662	673,171

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Software and Services (continued)

Microsoft Corp.

2.525%, 6/1/50		750	$787,279

Oracle Corp.

2.95%, 4/1/30		1,500	1,680,482

PTC, Inc.

3.625%, 2/15/25(10)		264	268,455

4.00%, 2/15/28(10)		392	403,642

			$8,189,826

Steel — 0.6%

Allegheny Ludlum, LLC

6.95%, 12/15/25		225	$224,132

Allegheny Technologies, Inc.

7.875%, 8/15/23		4,801	4,922,057

5.875%, 12/1/27		709	682,643

Big River Steel, LLC/BRS Finance Corp.

6.625%, 1/31/29(10)		1,433	1,451,665

Infrabuild Australia Pty, Ltd.

12.00%, 10/1/24(10)		2,494	2,406,710

thyssenkrupp AG

2.875%, 2/22/24(9)	EUR	100	110,419

			$9,797,626

Surface Transport — 0.4%

Anglian Water Osprey Financing PLC

4.00%, 3/8/26(9)	GBP	325	$412,402

CMA CGM S.A.

5.25%, 1/15/25(9)	EUR	185	193,451

Moto Finance PLC

4.50%, 10/1/22(9)	GBP	250	309,887

XPO Logistics, Inc.

6.50%, 6/15/22(10)		2,276	2,286,754

6.125%, 9/1/23(10)		2,221	2,271,083

			$5,473,577

Technology — 0.5%

Dell International, LLC/EMC Corp.

5.875%, 6/15/21(10)		66	$66,208

7.125%, 6/15/24(10)		2,440	2,540,772

5.85%, 7/15/25(10)		504	589,065

6.02%, 6/15/26(10)		1,945	2,287,027

6.10%, 7/15/27(10)		1,016	1,201,024

6.20%, 7/15/30(10)		507	608,828

Security		Principal Amount* (000’s omitted)	Value

Technology (continued)

Western Union Co. (The)

6.20%, 11/17/36		872	$1,051,615

			$8,344,539

Telecommunications — 3.3%

Altice Financing S.A.

2.25%, 1/15/25(9)	EUR	100	$112,667

Altice Finco S.A.

4.75%, 1/15/28(9)	EUR	716	763,921

Altice France Holding S.A.

10.50%, 5/15/27(10)		1,599	1,779,887

4.00%, 2/15/28(9)	EUR	1,108	1,187,138

6.00%, 2/15/28(10)		719	687,109

AT&T, Inc.

3.55%, 9/15/55(10)		1,589	1,527,499

CenturyLink, Inc.

7.50%, 4/1/24		47	52,680

Connect Finco S.a.r.l./Connect US Finco, LLC

6.75%, 10/1/26(10)		2,698	2,710,681

Consolidated Communications, Inc.

6.50%, 10/1/28(10)(11)		617	630,883

Crystal Almond S.a.r.l.

4.25%, 10/15/24(9)	EUR	286	331,129

DKT Finance ApS

9.375%, 6/17/23(10)		201	208,035

eircom Finance DAC

3.50%, 5/15/26(9)	EUR	200	234,248

Equinix, Inc.

2.875%, 2/1/26	EUR	440	527,098

Hughes Satellite Systems Corp.

5.25%, 8/1/26		1,245	1,328,066

6.625%, 8/1/26		770	836,035

Intelsat Jackson Holdings S.A.

5.50%, 8/1/23(6)		995	626,850

8.00%, 2/15/24(6)(10)		490	498,163

LCPR Senior Secured Financing DAC

6.75%, 10/15/27(10)		786	822,352

Level 3 Financing, Inc.

5.375%, 1/15/24		2,190	2,218,131

Lorca Telecom Bondco S.A.U.

4.00%, 9/18/27(9)	EUR	135	162,048

Matterhorn Telecom S.A.

3.125%, 9/15/26(9)	EUR	200	224,398

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

PLT VII Finance S.a.r.l.

4.625%, 1/5/26(9)	EUR	200	$239,107

SBA Communications Corp.

4.00%, 10/1/22		1,020	1,029,562

4.875%, 9/1/24		460	472,029

SoftBank Group Corp.

4.00%, 4/20/23(9)	EUR	200	243,352

3.125%, 9/19/25(9)	EUR	250	292,015

Sprint Capital Corp.

6.875%, 11/15/28		840	1,047,656

Sprint Communications, Inc.

6.00%, 11/15/22		365	393,744

Sprint Corp.

7.25%, 9/15/21		3,265	3,420,087

7.875%, 9/15/23		9,822	11,271,973

7.625%, 2/15/25		1,785	2,091,797

7.625%, 3/1/26		993	1,201,431

Summer (BC) Holdco B S.a.r.l.

5.75%, 10/31/26(9)	EUR	150	173,439

Switch, Ltd.

3.75%, 9/15/28(10)		536	542,700

T-Mobile USA, Inc.

6.50%, 1/15/26		595	622,519

4.50%, 2/1/26		980	1,011,629

4.75%, 2/1/28		1,045	1,119,185

3.875%, 4/15/30(10)		1,000	1,138,280

TalkTalk Telecom Group PLC

3.875%, 2/20/25(9)	GBP	420	525,201

Telecom Italia Capital S.A.

6.00%, 9/30/34		1,271	1,479,050

Telecom Italia SpA

2.50%, 7/19/23(9)	EUR	400	482,463

5.303%, 5/30/24(10)		1,118	1,215,741

2.75%, 4/15/25(9)	EUR	500	605,362

3.00%, 9/30/25(9)	EUR	140	171,316

ViaSat, Inc.

5.625%, 4/15/27(10)		796	820,378

Vmed O2 UK Financing I PLC

3.25%, 1/31/31(9)	EUR	400	467,273

4.25%, 1/31/31(10)		474	484,369

Vodafone Group PLC

4.875% to 7/3/25, 10/3/78(9)(12)	GBP	350	479,300

VTR Comunicaciones SpA

5.125%, 1/15/28(10)		590	610,945

			$51,120,921

Security		Principal Amount* (000’s omitted)	Value

Transportation — 0.4%

A.P. Moller - Maersk A/S

4.50%, 6/20/29(10)		1,000	$1,127,769

Cargo Aircraft Management, Inc.

4.75%, 2/1/28(10)		716	724,843

FedEx Corp.

4.10%, 2/1/45		500	573,259

Getlink S.E.

3.625%, 10/1/23(9)	EUR	200	235,012

JSL Europe S.A.

7.75%, 7/26/24(10)		1,000	1,033,750

Watco Cos., LLC/Watco Finance Corp.

6.50%, 6/15/27(10)		1,900	1,947,500

XPO CNW, Inc.

6.70%, 5/1/34		1,000	1,069,630

			$6,711,763

Utilities — 1.2%

AES Corp. (The)

5.50%, 4/15/25		309	$319,180

6.00%, 5/15/26		1,694	1,785,095

5.125%, 9/1/27		445	475,000

Calpine Corp.

5.25%, 6/1/26(10)		1,040	1,083,623

4.50%, 2/15/28(10)		1,073	1,100,705

5.125%, 3/15/28(10)		1,511	1,566,023

4.625%, 2/1/29(10)		680	680,425

5.00%, 2/1/31(10)		910	929,269

ENERGO-PRO AS

4.50%, 5/4/24(9)	EUR	450	506,095

NextEra Energy Operating Partners, L.P.

4.25%, 9/15/24(10)		660	688,875

4.50%, 9/15/27(10)		851	916,953

NRG Energy, Inc.

7.25%, 5/15/26		1,278	1,362,533

5.75%, 1/15/28		1,455	1,572,309

5.25%, 6/15/29(10)		673	733,446

TerraForm Power Operating, LLC

4.25%, 1/31/23(10)		655	672,868

5.00%, 1/31/28(10)		1,497	1,641,535

Thames Water Kemble Finance PLC

5.875%, 7/15/22(9)	GBP	200	264,796

Vistra Operations Co., LLC

5.00%, 7/31/27(10)		1,278	1,343,497

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)

Vistra Operations Co., LLC (continued)

4.30%, 7/15/29(10)	202	$220,263

		$17,862,490

Total Corporate Bonds & Notes (identified cost $771,728,983)		$778,084,535

Foreign Government Securities — 4.2%
Security	Principal Amount* (000’s omitted)	Value

Argentina — 0.1%

Republic of Argentina

0.125% to 11/9/20, 7/9/35(16)	2,741	$1,035,970

0.125% to 11/9/20, 7/9/41(16)	750	299,431

Total Argentina		$1,335,401

Armenia — 0.1%

Republic of Armenia

3.95%, 9/26/29(9)	973	$946,243

7.15%, 3/26/25(9)	1,167	1,276,679

Total Armenia		$2,222,922

Bahrain — 0.5%

CBB International Sukuk Programme Co.

6.25%, 11/14/24(9)	665	$716,504

Kingdom of Bahrain

6.75%, 9/20/29(9)	1,464	1,573,428

7.00%, 1/26/26(9)	647	720,357

7.00%, 10/12/28(9)	728	796,399

7.375%, 5/14/30(9)	2,804	3,082,611

Total Bahrain		$6,889,299

Barbados — 0.2%

Government of Barbados

6.50%, 10/1/29(10)	3,080	$3,029,809

Total Barbados		$3,029,809

Belarus — 0.2%

Republic of Belarus

5.875%, 2/24/26(9)	440	$409,763

6.378%, 2/24/31(9)	782	733,919

Security		Principal Amount* (000’s omitted)	Value

Belarus (continued)

Republic of Belarus (continued)

6.875%, 2/28/23(9)		2,615	$2,546,508

Total Belarus			$3,690,190

Benin — 0.1%

Benin Government International Bond

5.75%, 3/26/26(9)	EUR	1,928	$2,150,420

Total Benin			$2,150,420

Dominican Republic — 0.2%

Dominican Republic

4.50%, 1/30/30(9)		2,600	$2,564,250

5.875%, 1/30/60(9)		230	218,500

7.45%, 4/30/44(9)		868	980,840

Total Dominican Republic			$3,763,590

Egypt — 0.5%

Arab Republic of Egypt

8.15%, 11/20/59(9)		2,338	$2,185,352

8.50%, 1/31/47(9)		3,343	3,246,802

8.70%, 3/1/49(9)		1,463	1,430,741

8.875%, 5/29/50(9)		355	352,834

Total Egypt			$7,215,729

Fiji — 0.2%

Republic of Fiji

6.625%, 10/2/20(9)		2,443	$2,443,000

Total Fiji			$2,443,000

Gabon — 0.1%

Republic of Gabon

6.625%, 2/6/31(9)		2,356	$2,113,305

Total Gabon			$2,113,305

Guatemala — 0.0%(8)

Republic of Guatemala

6.125%, 6/1/50(9)		435	$522,000

Total Guatemala			$522,000

Iraq — 0.0%(8)

Republic of Iraq

5.80%, 1/15/28(9)		525	$468,896

Total Iraq			$468,896

39	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Jamaica — 0.2%

Jamaica Government International Bond

7.875%, 7/28/45		1,928	$2,454,344

Total Jamaica			$2,454,344

Jordan — 0.2%

Jordan Government International Bond

7.375%, 10/10/47(9)		2,600	$2,592,389

Total Jordan			$2,592,389

Lebanon — 0.0%(8)

Lebanese Republic

6.25%, 6/12/25(6)(9)		287	$47,176

6.65%, 4/22/24(6)(9)		700	112,000

7.00%, 3/20/28(6)(9)		288	46,126

7.15%, 11/20/31(6)(9)		451	72,399

8.20%, 5/17/33(6)		156	25,242

8.25%, 5/17/34(6)		129	20,640

Total Lebanon			$323,583

Mongolia — 0.0%(8)

Mongolia Government International Bond

5.125%, 4/7/26(9)(11)		200	$202,750

Total Mongolia			$202,750

Romania — 0.5%

Romania Government International Bond

3.375%, 1/28/50(9)	EUR	2,758	$3,310,508

3.624%, 5/26/30(9)	EUR	610	810,548

4.625%, 4/3/49(9)	EUR	2,473	3,544,136

Total Romania			$7,665,192

Seychelles — 0.1%

Republic of Seychelles

8.00%, 1/1/26(9)		1,232	$1,128,790

Total Seychelles			$1,128,790

Suriname — 0.1%

Suriname Government International Bond

9.25%, 10/26/26(9)		2,289	$1,368,822

Total Suriname			$1,368,822

Security	Principal Amount* (000’s omitted)	Value

Ukraine — 0.7%

Ukraine Government International Bond

0.00%, GDP-Linked, 5/31/40(9)(10)(17)	3,181	$2,908,070

9.75%, 11/1/28(9)	7,659	8,305,037

Total Ukraine		$11,213,107

United Arab Emirates — 0.2%

Abu Dhabi Government International Bond

3.125%, 9/30/49(9)	2,300	$2,468,362

Total United Arab Emirates		$2,468,362

Total Foreign Government Securities (identified cost $65,143,316)		$65,261,900

Sovereign Loans — 0.6%
Borrower	Principal Amount (000’s omitted)	Value

Kenya — 0.3%

Government of Kenya

Term Loan, 6.81%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(14)	$4,500	$4,455,792

Total Kenya		$4,455,792

Nigeria — 0.1%

Bank of Industry Limited

Term Loan, 6.27%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(14)(18)	$713	$687,850

Total Nigeria		$687,850

Tanzania — 0.2%

Government of the United Republic of Tanzania

Term Loan, 5.61%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(14)	$2,043	$2,061,423

Term Loan, 5.78%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(14)	1,457	1,471,587

Total Tanzania		$3,533,010

Total Sovereign Loans (identified cost $8,689,204)		$8,676,652

40	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Mortgage Pass-Throughs — 16.9%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

2.50%, with maturity at 2050	$30,000	$31,615,119

3.00%, with various maturities to 2050	39,894	42,290,761

4.50%, with various maturities to 2048	940	994,280

5.50%, with maturity at 2032	392	445,447

6.50%, with various maturities to 2036	3,302	3,754,888

7.00%, with various maturities to 2036	3,077	3,522,967

7.13%, with maturity at 2023	24	24,228

7.50%, with various maturities to 2035	2,017	2,232,859

7.65%, with maturity at 2022	4	4,246

8.00%, with various maturities to 2030	542	558,031

8.50%, with various maturities to 2022	68	72,669

9.00%, with various maturities to 2031	44	48,357

9.50%, with various maturities to 2025	2	2,091

		$85,565,943

Federal National Mortgage Association:

2.80%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(19)	$1,048	$1,087,047

2.776%, (COF + 1.25%), with maturity at 2036(19)	669	675,251

3.00%, with maturity at 2050	19,683	20,845,811

3.245%, (1 yr. CMT + 2.265%), with maturity at 2036(19)	5,124	5,347,791

4.50%, with maturity at 2042(20)	6,319	7,060,284

5.00%, with various maturities to 2040(20)	6,008	6,868,251

5.50%, with various maturities to 2033	621	714,175

6.00%, with various maturities to 2029	897	959,398

6.33%, (COF + 2.00%, Floor 6.328%), with maturity at 2032(19)	1,282	1,403,803

6.50%, with various maturities to 2036(20)	13,465	15,327,588

6.75%, with maturity at 2023	20	21,475

6.988%, with maturity at 2048	2,339	2,663,255

7.00%, with various maturities to 2037	3,421	3,901,567

7.50%, with various maturities to 2035	1,751	2,037,962

7.887%, with maturity at 2027(21)	139	151,367

8.00%, with various maturities to 2027	212	229,118

8.224%, with maturity at 2028(21)	33	36,453

8.232%, with maturity at 2024(21)	7	6,954

8.277%, with maturity at 2029(21)	33	36,123

8.298%, with maturity at 2027(21)	48	53,143

8.50%, with various maturities to 2037	503	566,789

9.00%, with various maturities to 2032	519	573,079

9.132%, with maturity at 2025(21)	2	2,020

9.50%, with various maturities to 2030	94	104,929

10.50%, with maturity at 2021	1	1,150

		$70,674,783

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association:

3.00%, with maturity at 2050	$84,800	$89,572,776

4.00%, with maturity at 2049	1,548	1,656,476

4.50%, with maturity at 2047	3,522	3,906,967

6.00%, with maturity at 2024	221	232,960

6.50%, with maturity at 2024(20)	1,239	1,311,760

7.00%, with maturity at 2026	129	142,317

7.50%, with various maturities to 2032(20)	2,482	2,732,421

8.00%, with various maturities to 2034(20)	1,964	2,211,404

8.50%, with maturity at 2022	20	21,069

9.00%, with various maturities to 2025	265	287,071

9.50%, with various maturities to 2021	7	7,339

		$102,082,560

Total Mortgage Pass-Throughs (identified cost $253,573,294)		$258,323,286

Collateralized Mortgage Obligations — 15.3%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 24, Class J, 6.25%, 11/25/23	$117	$125,078

Series 1497, Class K, 7.00%, 4/15/23	87	93,551

Series 1529, Class Z, 7.00%, 6/15/23	162	173,852

Series 1620, Class Z, 6.00%, 11/15/23	100	106,926

Series 1677, Class Z, 7.50%, 7/15/23	88	94,479

Series 1702, Class PZ, 6.50%, 3/15/24	1,121	1,210,806

Series 2113, Class QG, 6.00%, 1/15/29	338	384,323

Series 2122, Class K, 6.00%, 2/15/29	67	75,562

Series 2130, Class K, 6.00%, 3/15/29	45	51,194

Series 2167, Class BZ, 7.00%, 6/15/29	54	62,501

Series 2182, Class ZB, 8.00%, 9/15/29	526	614,857

Series 2198, Class ZA, 8.50%, 11/15/29	585	676,969

Series 2458, Class ZB, 7.00%, 6/15/32	623	752,057

Series 3762, Class SH, 9.69%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(22)	641	817,208

Series 4097, Class PE, 3.00%, 11/15/40	882	899,082

Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,590,728

Series 4273, Class SP, 11.586%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(22)	503	844,830

Series 4337, Class YT, 3.50%, 4/15/49	3,094	3,097,752

Series 4416, Class SU, 8.29%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(22)	351	354,362

Series 4452, Class ZJ, 3.00%, 11/15/44	3,184	3,203,212

Series 4584, Class PM, 3.00%, 5/15/46	2,450	2,478,820

41	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Series 4594, Class FM, 1.155%, (1 mo. USD LIBOR + 1.00%), 6/15/46(14)	$401	$400,364

Series 4608, Class TV, 3.50%, 1/15/55	5,444	5,534,405

Series 4630, Class CZ, 3.00%, 12/15/43	2,459	2,459,501

Series 4637, Class CU, 3.00%, 8/15/44	4,566	4,657,582

Series 4637, Class QF, 1.155%, (1 mo. USD LIBOR + 1.00%), 4/15/44(14)(20)	7,338	7,235,848

Series 4639, Class KF, 1.455%, (1 mo. USD LIBOR + 1.30%), 12/15/44(14)	2,526	2,522,825

Series 4677, Class SB, 15.38%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(22)	123	123,548

Series 4678, Class PC, 3.00%, 1/15/46	6,994	7,237,465

Series 4774, Class MH, 4.50%, 12/15/42	3,020	3,068,811

Series 4774, Class QD, 4.50%, 1/15/43	7,696	7,834,189

Series 4776, Class C, 4.50%, 3/15/43	1,492	1,501,704

Series 4858, Class LA, 4.50%, 8/15/43	76	76,417

Series 4859, Class GA, 4.50%, 10/15/43	2,241	2,250,435

Series 4911, Class JZ, 3.50%, 9/25/49	951	951,053

Series 4980, Class ZP, 2.50%, 7/25/49	2,970	2,974,142

Series 4996, Class ZA, 3.00%, 7/25/50	776	775,743

Series 5028, Class TZ, 2.00%, 10/25/50	4,882	4,879,558

Interest Only:(23)

Series 284, Class S6, 5.948%, (6.10% - 1 mo. USD LIBOR), 10/15/42(22)	2,704	460,577

Series 362, Class C7, 3.50%, 9/15/47	14,059	1,143,706

Series 362, Class C11, 4.00%, 12/15/47	12,253	1,270,066

Series 3973, Class SG, 6.498%, (6.65% - 1 mo. USD LIBOR), 4/15/30(22)	545	7,990

Series 4067, Class JI, 3.50%, 6/15/27	2,152	152,384

Series 4070, Class S, 5.948%, (6.10% - 1 mo. USD LIBOR), 6/15/32(22)	5,738	932,763

Series 4088, Class EI, 3.50%, 9/15/41	5,654	282,351

Series 4094, Class CS, 5.848%, (6.00% - 1 mo. USD LIBOR), 8/15/42(22)	2,199	426,675

Series 4095, Class HS, 5.948%, (6.10% - 1 mo. USD LIBOR), 7/15/32(22)	1,649	203,602

Series 4109, Class ES, 5.998%, (6.15% - 1 mo. USD LIBOR), 12/15/41(22)	86	22,691

Series 4110, Class SA, 5.498%, (5.65% - 1 mo. USD LIBOR), 9/15/42(22)	3,680	783,023

Series 4149, Class S, 6.098%, (6.25% - 1 mo. USD LIBOR), 1/15/33(22)	2,877	510,168

Series 4188, Class AI, 3.50%, 4/15/28	1,684	109,637

Series 4203, Class QS, 6.098%, (6.25% - 1 mo. USD LIBOR), 5/15/43(22)	4,353	856,382

Series 4408, Class IP, 3.50%, 4/15/44	4,391	331,311

Series 4435, Class BI, 3.50%, 7/15/44	9,479	851,776

Series 4629, Class QI, 3.50%, 11/15/46	4,982	339,192

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Interest Only:(23) (continued)

Series 4644, Class TI, 3.50%, 1/15/45	$5,020	$278,841

Series 4653, Class PI, 3.50%, 7/15/44	1,644	19,272

Series 4667, Class PI, 3.50%, 5/15/42	5,817	131,374

Series 4676, Class DI, 4.00%, 7/15/44	7,852	195,744

Series 4744, Class IO, 4.00%, 11/15/47	7,123	720,511

Series 4749, Class IL, 4.00%, 12/15/47	3,086	339,508

Series 4767, Class IM, 4.00%, 5/15/45	4,121	100,623

Series 4793, Class SD, 6.048%, (6.20% - 1 mo. USD LIBOR), 6/15/48(22)	16,105	2,032,338

Series 4966, Class SY, 5.898%, (6.05% - 1 mo. USD LIBOR), 4/25/50(22)	31,079	4,728,970

Principal Only:(24)

Series 242, Class PO, 0.00%, 11/15/36	3,611	3,468,798

Series 259, Class PO, 0.00%, 4/15/39	2,142	2,130,503

Series 3606, Class PO, 0.00%, 12/15/39	2,372	2,243,401

Series 4417, Class KO, 0.00%, 12/15/43	485	429,518

Series 4478, Class PO, 0.00%, 5/15/45	1,534	1,443,744

Series 4754, Class JO, 0.00%, 4/15/44	1,374	1,260,760

		$101,399,938

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes

Series 2020-DNA4, Class M2, 3.90%, (1 mo. USD LIBOR + 3.75%), 8/25/50(10)(14)	$8,000	$8,102,622

Federal National Mortgage Association:

Series G92-44, Class ZQ, 8.00%, 7/25/22	1	599

Series G92-46, Class Z, 7.00%, 8/25/22	29	30,260

Series G92-60, Class Z, 7.00%, 10/25/22	43	44,679

Series G93-35, Class ZQ, 6.50%, 11/25/23	1,361	1,454,258

Series G93-40, Class H, 6.40%, 12/25/23	305	325,638

Series 1991-98, Class J, 8.00%, 8/25/21	9	9,226

Series 1992-77, Class ZA, 8.00%, 5/25/22	49	51,193

Series 1992-103, Class Z, 7.50%, 6/25/22	6	6,159

Series 1992-113, Class Z, 7.50%, 7/25/22	17	17,632

Series 1992-185, Class ZB, 7.00%, 10/25/22	25	26,241

Series 1993-16, Class Z, 7.50%, 2/25/23	64	67,978

Series 1993-22, Class PM, 7.40%, 2/25/23	51	54,258

Series 1993-25, Class J, 7.50%, 3/25/23	79	84,291

Series 1993-30, Class PZ, 7.50%, 3/25/23	145	155,101

Series 1993-42, Class ZQ, 6.75%, 4/25/23	195	207,207

Series 1993-56, Class PZ, 7.00%, 5/25/23	33	34,902

Series 1993-156, Class ZB, 7.00%, 9/25/23	41	43,727

Series 1994-45, Class Z, 6.50%, 2/25/24	283	301,412

Series 1994-89, Class ZQ, 8.00%, 7/25/24	249	274,633

Series 1996-57, Class Z, 7.00%, 12/25/26	271	305,715

Series 1997-77, Class Z, 7.00%, 11/18/27	142	162,129

Series 1998-44, Class ZA, 6.50%, 7/20/28	146	165,243

42	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 1999-45, Class ZG, 6.50%, 9/25/29	$44	$50,715

Series 2000-22, Class PN, 6.00%, 7/25/30	585	672,022

Series 2002-1, Class G, 7.00%, 7/25/23	49	52,177

Series 2002-21, Class PE, 6.50%, 4/25/32	373	437,080

Series 2005-75, Class CS, 23.608%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(22)	948	1,712,536

Series 2007-74, Class AC, 5.00%, 8/25/37	4,140	4,676,852

Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(22)	443	497,215

Series 2011-109, Class PE, 3.00%, 8/25/41	2,224	2,281,652

Series 2012-134, Class ZT, 2.00%, 12/25/42	2,333	2,265,913

Series 2013-6, Class TA, 1.50%, 1/25/43	3,751	3,769,454

Series 2013-52, Class MD, 1.25%, 6/25/43	3,537	3,500,873

Series 2013-67, Class NF, 1.148%, (1 mo. USD LIBOR + 1.00%), 7/25/43(14)	2,784	2,754,697

Series 2014-64, Class PA, 3.00%, 3/25/44	2,221	2,269,993

Series 2016-22, Class ZE, 3.00%, 6/25/44	458	458,137

Series 2017-13, Class KF, 1.155%, (1 mo. USD LIBOR + 1.00%), 2/25/47(14)	117	116,600

Series 2017-15, Class LE, 3.00%, 6/25/46(20)	6,433	6,602,442

Series 2017-39, Class JZ, 3.00%, 5/25/47	553	555,317

Series 2017-48, Class LG, 2.75%, 5/25/47	4,915	5,180,639

Series 2017-66, Class ZJ, 3.00%, 9/25/57	1,346	1,345,156

Series 2017-75, Class Z, 3.00%, 9/25/57	898	897,885

Series 2017-76, Class Z, 3.00%, 10/25/57	115	115,117

Series 2018-18, Class QD, 4.50%, 5/25/45	14,304	14,682,988

Series 2019-50, Class NZ, 3.50%, 9/25/49	396	395,679

Series 2020-45, Class HZ, 2.50%, 7/25/50	5,799	5,738,917

Series 2020-46, Class KZ, 2.50%, 7/25/50	8,003	8,025,459

Series 2020-46, Class QZ, 2.50%, 3/15/48	1,674	1,675,281

Interest Only:(23)

Series 2010-124, Class SJ, 5.902%, (6.05% - 1 mo. USD LIBOR), 11/25/38(22)	668	14,229

Series 2011-101, Class IC, 3.50%, 10/25/26	5,563	343,756

Series 2011-101, Class IE, 3.50%, 10/25/26	1,777	109,417

Series 2012-24, Class S, 5.352%, (5.50% - 1 mo. USD LIBOR), 5/25/30(22)	710	15,758

Series 2012-33, Class CI, 3.50%, 3/25/27	3,303	193,373

Series 2012-94, Class KS, 6.502%, (6.65% - 1 mo. USD LIBOR), 5/25/38(22)	3,090	141,763

Series 2012-97, Class PS, 6.002%, (6.15% - 1 mo. USD LIBOR), 3/25/41(22)	4,002	275,103

Series 2012-103, Class GS, 5.952%, (6.10% - 1 mo. USD LIBOR), 2/25/40(22)	1,139	12,296

Series 2012-118, Class IN, 3.50%, 11/25/42	6,719	827,572

Series 2012-124, Class IO, 1.968%, 11/25/42(21)	2,929	149,805

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: continued)

Interest Only:(23) (continued)

Series 2012-125, Class IG, 3.50%, 11/25/42	$20,822	$2,670,880

Series 2012-150, Class SK, 6.002%, (6.15% - 1 mo. USD LIBOR), 1/25/43(22)	3,574	652,568

Series 2013-12, Class SP, 5.502%, (5.65% - 1 mo. USD LIBOR), 11/25/41(22)	1,040	94,569

Series 2013-15, Class DS, 6.052%, (6.20% - 1 mo. USD LIBOR), 3/25/33(22)	7,482	1,482,355

Series 2013-16, Class SY, 6.002%, (6.15% - 1 mo. USD LIBOR), 3/25/43(22)	1,714	348,655

Series 2013-54, Class HS, 6.152%, (6.30% - 1 mo. USD LIBOR), 10/25/41(22)	1,347	92,791

Series 2013-64, Class PS, 6.102%, (6.25% - 1 mo. USD LIBOR), 4/25/43(22)	2,472	419,955

Series 2013-75, Class SC, 6.102%, (6.25% - 1 mo. USD LIBOR), 7/25/42(22)	4,889	515,193

Series 2014-32, Class EI, 4.00%, 6/25/44	963	123,840

Series 2014-55, Class IN, 3.50%, 7/25/44	2,313	253,544

Series 2014-89, Class IO, 3.50%, 1/25/45	2,873	233,640

Series 2015-17, Class SA, 6.052%, (6.20% - 1 mo. USD LIBOR), 11/25/43(22)	2,708	183,079

Series 2015-52, Class MI, 3.50%, 7/25/45	2,763	281,030

Series 2017-46, Class NI, 3.00%, 8/25/42	7,005	131,873

Series 2018-21, Class IO, 3.00%, 4/25/48	14,004	1,113,489

Series 2019-1, Class AS, 5.852%, (6.00% - 1 mo. USD LIBOR), 2/25/49(22)	18,193	3,227,236

Series 2019-33, Class SK, 5.902%, (6.05% - 1 mo. USD LIBOR), 7/25/49(22)	16,524	1,812,030

Series 2020-23, Class SP, 5.902%, (6.05% - 1 mo. USD LIBOR), 2/25/50(22)	9,705	1,560,269

Principal Only:(24)

Series 379, Class 1, 0.00%, 5/25/37	2,257	2,172,838

Series 2006-8, Class WQ, 0.00%, 3/25/36	3,410	3,142,328

		$105,251,133

Government National Mortgage Association:

Series 2011-156, Class GA, 2.00%, 12/16/41	$339	$336,409

Series 2017-121, Class DF, 0.656%, (1 mo. USD LIBOR + 0.50%), 8/20/47(14)(20)	9,095	9,149,055

Series 2017-137, Class AF, 0.656%, (1 mo. USD LIBOR + 0.50%), 9/20/47(14)(20)	5,090	5,120,229

Series 2017-141, Class KZ, 3.00%, 9/20/47	1,052	1,052,541

Series 2018-6, Class JZ, 4.00%, 1/20/48	4,617	4,725,754

Series 2018-67, Class LT, 4.50%, (13.50% - 1 mo. USD LIBOR x 2.25, Cap 4.50%), 4/20/48(22)	1,410	1,411,468

Series 2019-97, Class ZC, 3.50%, 8/20/49	1,317	1,316,702

Series 2019-108, Class KZ, 3.50%, 8/20/49	2,321	2,329,247

Series 2019-115, Class ZH, 4.00%, 9/20/49	603	602,282

43	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)

Interest Only:(23)

Series 2017-104, Class SD, 6.044%, (6.20% - 1 mo. USD LIBOR), 7/20/47(22)	$6,066	$1,074,249

		$27,117,936

Total Collateralized Mortgage Obligations (identified cost $257,061,906)		$233,769,007

Commercial Mortgage-Backed Securities — 5.0%
Security	Principal Amount (000’s omitted)	Value

Agate Bay Mortgage Trust

Series 2015-1, Class A4, 3.50%, 1/25/45(10)(21)	$281	$283,260

BAMLL Commercial Mortgage Securities Trust

Series 2019-BPR, Class ENM, 3.719%, 11/5/32(10)(21)	795	577,865

Series 2019-BPR, Class FNM, 3.719%, 11/5/32(10)(21)	3,205	2,031,369

CFCRE Commercial Mortgage Trust

Series 2016-C3, Class D, 3.052%, 1/10/48(10)(21)	3,500	2,072,444

Series 2016-C7, Class D, 4.577%, 12/10/54(10)(21)	1,675	1,349,344

Citigroup Commercial Mortgage Trust

Series 2015-P1, Class D, 3.225%, 9/15/48(10)	1,000	794,244

Series 2017-MDRB, Class C, 2.652%, (1 mo. USD LIBOR + 2.50%), 7/15/30(10)(14)	5,000	4,737,513

COMM Mortgage Trust

Series 2013-CR11, Class D, 5.285%, 8/10/50(10)(21)	7,400	5,998,830

Series 2015-CR22, Class D, 4.244%, 3/10/48(10)(21)	4,100	3,639,797

Credit Suisse Mortgage Trust

Series 2016-NXSR, Class C, 4.503%, 12/15/49(21)	2,770	2,613,149

Series 2016-NXSR, Class D, 4.503%, 12/15/49(10)(21)	3,000	2,454,201

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust

Series 2019-01, Class M7, 1.848%, (1 mo. USD LIBOR + 1.70%), 10/15/49(10)(14)	213	204,357

Series 2019-01, Class M10, 3.398%, (1 mo. USD LIBOR + 3.25%), 10/15/49(10)(14)	120	111,670

Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(10)(14)	2,000	1,883,819

Security	Principal Amount (000’s omitted)	Value

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.706%, 9/15/47(10)(21)	$5,276	$3,431,540

Series 2014-C25, Class D, 4.099%, 11/15/47(10)(21)	4,400	3,161,913

Series 2015-C29, Class D, 3.852%, 5/15/48(21)	2,000	1,521,346

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.605%, 8/15/46(10)(21)	7,167	6,003,820

Series 2013-C13, Class D, 4.214%, 1/15/46(10)(21)	3,000	2,949,900

Series 2013-C16, Class D, 5.194%, 12/15/46(10)(21)	3,500	3,376,928

Series 2014-DSTY, Class B, 3.771%, 6/10/27(10)	2,600	780,478

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2015-C23, Class D, 4.289%, 7/15/50(10)(21)	2,000	1,788,119

Series 2016-C29, Class D, 3.00%, 5/15/49(10)	3,577	2,749,145

Series 2016-C32, Class D, 3.396%, 12/15/49(10)(21)	1,600	1,099,648

Morgan Stanley Capital I Trust

Series 2016-UBS12, Class D, 3.312%, 12/15/49(10)	4,489	3,305,131

Series 2017-CLS, Class A, 0.852%, (1 mo. USD LIBOR + 0.70%), 11/15/34(10)(14)	2,000	1,996,171

Series 2019-BPR, Class C, 3.202%, (1 mo. USD LIBOR + 3.05%), 5/15/36(10)(14)	1,845	1,614,274

Motel 6 Trust

Series 2017-MTL6, Class C, 1.552%, (1 mo. USD LIBOR + 1.40%), 8/15/34(10)(14)	2,407	2,354,402

RETL Trust

Series 2019-RVP, Class B, 1.702%, (1 mo. USD LIBOR + 1.55%), 3/15/36(10)(14)	735	700,534

UBS Commercial Mortgage Trust

Series 2012-C1, Class D, 5.569%, 5/10/45(10)(21)	3,000	2,222,602

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class D, 4.307%, 4/10/46(10)(21)	4,437	2,900,522

Wells Fargo Commercial Mortgage Trust

Series 2013-LC12, Class D, 4.411%, 7/15/46(10)(21)	3,000	1,038,467

Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,056,971

Series 2015-LC22, Class C, 4.688%, 9/15/58(21)	1,250	1,250,815

Series 2016-C35, Class D, 3.142%, 7/15/48(10)	1,850	1,375,032

Series 2016-C36, Class D, 2.942%, 11/15/59(10)	1,500	984,801

Total Commercial Mortgage-Backed Securities (identified cost $89,865,092)		$77,414,421

44	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 7.6%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class E, 6.272%, (3 mo. USD LIBOR + 6.00%), 7/20/31(10)(14)	$1,000	$877,501

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 7.185%, (3 mo. USD LIBOR + 6.91%), 1/15/32(10)(14)	500	442,599

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 6.423%, (3 mo. USD LIBOR + 6.18%), 11/10/30(10)(14)	2,000	1,542,259

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 6.808%, (3 mo. USD LIBOR + 6.55%), 4/22/31(10)(14)	1,000	952,353

Ares XL CLO, Ltd.

Series 2016-40A, Class DR, 6.625%, (3 mo. USD LIBOR + 6.35%), 1/15/29(10)(14)	1,000	911,372

Ares XXXIV CLO, Ltd.

Series 2015-2A, Class ER, 7.123%, (3 mo. USD LIBOR + 6.85%), 4/17/33(10)(14)	2,000	1,836,664

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 5.975%, (3 mo. USD LIBOR + 5.70%), 7/15/30(10)(14)	2,000	1,769,756

Babson CLO, Ltd.

Series 2016-1A, Class ER, 6.256%, (3 mo. USD LIBOR + 6.00%), 7/23/30(10)(14)	1,000	857,794

Bain Capital Credit CLO, Ltd.

Series 2017-2A, Class E, 6.595%, (3 mo. USD LIBOR + 6.35%), 7/25/30(10)(14)	2,000	1,689,428

Bardot CLO, Ltd.

Series 2019-2A, Class E, 7.208%, (3 mo. USD LIBOR + 6.95%), 10/22/32(10)(14)	1,850	1,783,132

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class E, 6.973%, (3 mo. USD LIBOR + 6.70%), 1/17/32(10)(14)	3,000	2,747,307

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 6.875%, (3 mo. USD LIBOR + 6.60%), 7/15/32(10)(14)	3,000	2,810,586

Benefit Street Partners CLO XVIII, Ltd.

Series 2019-18A, Class E, 7.175%, (3 mo. USD LIBOR + 6.90%), 10/15/32(10)(14)	4,500	4,313,637

BlueMountain CLO XXIV, Ltd.

Series 2019-24A, Class E, 7.032%, (3 mo. USD LIBOR + 6.76%), 4/20/31(10)(14)	1,000	964,015

BlueMountain CLO XXV, Ltd.

Series 2019-25A, Class E, 6.975%, (3 mo. USD LIBOR + 6.70%), 7/15/32(10)(14)	4,500	4,284,139

BlueMountain CLO XXVI, Ltd.

Series 2019-26A, Class E, 7.972%, (3 mo. USD LIBOR + 7.70%), 10/20/32(10)(14)	6,500	6,452,277

Security	Principal Amount (000’s omitted)	Value

BlueMountain CLO, Ltd.

Series 2016-3A, Class ER, 6.23%, (3 mo. USD LIBOR + 5.95%), 11/15/30(10)(14)	$2,000	$1,599,181

Series 2018-1A, Class E, 6.218%, (3 mo. USD LIBOR + 5.95%), 7/30/30(10)(14)	1,000	808,529

Canyon Capital CLO, Ltd.

Series 2016-2A, Class ER, 6.275%, (3 mo. USD LIBOR + 6.00%), 10/15/31(10)(14)	3,350	2,855,914

Series 2019-2A, Class E, 7.425%, (3 mo. USD LIBOR + 7.15%), 10/15/32(10)(14)	1,000	971,689

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 6.768%, (3 mo. USD LIBOR + 6.50%), 1/14/32(10)(14)	2,000	1,551,981

Series 2014-4RA, Class D, 5.925%, (3 mo. USD LIBOR + 5.65%), 7/15/30(10)(14)	1,250	956,404

Series 2015-5A, Class DR, 6.972%, (3 mo. USD LIBOR + 6.70%), 1/20/32(10)(14)	1,000	795,242

Series C17A, Class DR, 6.268%, (3 mo. USD LIBOR + 6.00%), 4/30/31(10)(14)	1,750	1,467,786

Cedar Funding X CLO, Ltd.

Series 2019-10A, Class E, 7.272%, (3 mo. USD LIBOR + 7.00%), 10/20/32(10)(14)	1,500	1,433,163

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 6.872%, (3 mo. USD LIBOR + 6.60%), 10/20/28(10)(14)	2,000	1,831,598

Dryden Senior Loan Fund

Series 2015-41A, Class ER, 5.575%, (3 mo. USD LIBOR + 5.30%), 4/15/31(10)(14)	2,000	1,708,395

Series 2016-42A, Class ER, 5.825%, (3 mo. USD LIBOR + 5.55%), 7/15/30(10)(14)	1,000	885,924

FOCUS Brands Funding, LLC

Series 2017-1A, Class A2I, 3.857%, 4/30/47(10)	1,567	1,454,538

Fort Washington CLO, Ltd.

Series 2019-1A, Class E, 7.522%, (3 mo. USD LIBOR + 7.25%), 10/20/32(10)(14)	1,500	1,361,955

Galaxy XIX CLO, Ltd.

Series 2015-19A, Class D2R, 7.264%, (3 mo. USD LIBOR + 7.00%), 7/24/30(10)(14)	1,600	1,427,308

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 6.92%, (3 mo. USD LIBOR + 6.65%), 10/15/30(10)(14)	3,275	2,894,800

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class ER, 5.522%, (3 mo. USD LIBOR + 5.25%), 4/20/31(10)(14)	1,100	926,934

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(10)(14)	1,000	874,494

Golub Capital Partners CLO 37B, Ltd.

Series 2018-37A, Class E, 6.022%, (3 mo. USD LIBOR + 5.75%), 7/20/30(10)(14)	3,000	2,574,288

45	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 6.964%, (3 mo. USD LIBOR + 6.70%), 7/24/32(10)(14)	$4,550	$4,387,783

Madison Park Funding XVII, Ltd.

Series 2015-17A, Class ER, 6.771%, (3 mo. USD LIBOR + 6.50%), 7/21/30(10)(14)	2,000	1,820,746

Madison Park Funding XXXVI, Ltd.

Series 2019-36A, Class E, 7.525%, (3 mo. USD LIBOR + 7.25%), 1/15/33(10)(14)	1,500	1,480,852

Madison Park Funding XXXVII, Ltd.

Series 2019-37A, Class E, 6.825%, (3 mo. USD LIBOR + 6.55%), 7/15/32(10)(14)	5,500	5,226,842

Magnetite XXII, Ltd.

Series 2019-22A, Class E, 7.025%, (3 mo. USD LIBOR + 6.75%), 4/15/31(10)(14)	1,500	1,451,139

Magnetite XXIV, Ltd.

Series 2019-24A, Class E, 7.225%, (3 mo. USD LIBOR + 6.95%), 1/15/33(10)(14)	3,000	2,999,889

MVW Owner Trust

Series 2014-1A, Class A, 2.25%, 9/22/31(10)	270	270,847

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class ER, 6.333%, (3 mo. USD LIBOR + 6.06%), 10/17/30(10)(14)	1,500	1,362,735

Neuberger Berman Loan Advisers CLO 30, Ltd.

Series 2018-30A, Class E, 7.022%, (3 mo. USD LIBOR + 6.75%), 1/20/31(10)(14)	2,000	1,938,636

Neuberger Berman Loan Advisers CLO 31, Ltd.

Series 2019-31A, Class E, 7.022%, (3 mo. USD LIBOR + 6.75%), 4/20/31(10)(14)	1,000	972,714

Neuberger Berman Loan Advisers CLO 33, Ltd.

Series 2019-33A, Class E, 7.071%, (3 mo. USD LIBOR + 6.80%), 10/16/32(10)(14)	2,250	2,198,455

Oaktree CLO, Ltd.

Series 2019-3A, Class E, 7.042%, (3 mo. USD LIBOR + 6.77%), 7/20/31(10)(14)	3,625	3,045,328

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 6.123%, (3 mo. USD LIBOR + 5.85%), 10/17/31(10)(14)	2,000	1,796,578

Series 2018-2A, Class D, 5.871%, (3 mo. USD LIBOR + 5.60%), 7/16/31(10)(14)	1,000	910,101

Series 2019-1A, Class D, 7.265%, (3 mo. USD LIBOR + 7.00%), 11/14/32(10)(14)	2,000	1,980,034

Purchasing Power Funding, LLC

Series 2018-A, Class A, 3.34%, 8/15/22(10)	188	188,525

Regatta IX Funding, Ltd.

Series 2017-1A, Class E, 6.273%, (3 mo. USD LIBOR + 6.00%), 4/17/30(10)(14)	450	414,729

Regatta XII Funding, Ltd.

Series 2019-1A, Class E, 7.125%, (3 mo. USD LIBOR + 6.85%), 10/15/32(10)(14)	2,000	1,916,942

Security	Principal Amount (000’s omitted)	Value

Regatta XIII Funding, Ltd.

Series 2018-2A, Class D, 6.225%, (3 mo. USD LIBOR + 5.95%), 7/15/31(10)(14)	$2,000	$1,722,833

Regatta XIV Funding, Ltd.

Series 2018-3A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(10)(14)	1,000	877,747

Regatta XVI Funding, Ltd.

Series 2019-2A, Class E, 7.275%, (3 mo. USD LIBOR + 7.00%), 1/15/33(10)(14)	1,800	1,744,398

Southwick Park CLO, LLC

Series 2019-4A, Class E, 6.972%, (3 mo. USD LIBOR + 6.70%), 7/20/32(10)(14)	6,000	5,780,790

Vibrant CLO IX, Ltd.

Series 2018-9A, Class D, 6.522%, (3 mo. USD LIBOR + 6.25%), 7/20/31(10)(14)	1,000	777,767

Vibrant CLO XI, Ltd.

Series 2019-11A, Class D, 7.042%, (3 mo. USD LIBOR + 6.77%), 7/20/32(10)(14)	575	513,623

Voya CLO, Ltd.

Series 2015-3A, Class DR, 6.472%, (3 mo. USD LIBOR + 6.20%), 10/20/31(10)(14)	3,000	2,503,779

Series 2016-3A, Class DR, 6.352%, (3 mo. USD LIBOR + 6.08%), 10/18/31(10)(14)	1,400	1,168,653

Series 2019-4A, Class E, 7.755%, (3 mo. USD LIBOR + 7.48%), 1/15/33(10)(14)	3,000	2,905,758

Wellfleet CLO, Ltd.

Series 2020-1A, Class D, 8.422%, (3 mo. USD LIBOR + 7.24%), 4/15/33(10)(14)	2,000	1,969,678

Total Asset-Backed Securities (identified cost $125,732,135)		$116,942,843

Common Stocks — 0.6%
Security	Shares	Value

Aerospace and Defense — 0.0%(8)

IAP Global Services, LLC(3)(25)(26)	31	$461,947

		$461,947

Automotive — 0.0%(8)

Dayco Products, LLC(25)(26)	27,250	$204,375

		$204,375

Business Equipment and Services — 0.0%(8)

Crossmark Holdings, Inc.(25)(26)	4,883	$280,773

		$280,773

46	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronics / Electrical — 0.2%

Answers Corp.(3)(25)(26)	78,756	$58,279

Software Luxembourg Holding S.A.(25)(26)	22,890	3,319,050

		$3,377,329

Nonferrous Metals / Minerals — 0.0%(8)

Acnr Holdings, Inc.(25)(26)	3,818	$43,907

		$43,907

Oil and Gas — 0.1%

AFG Holdings, Inc.(3)(25)(26)	29,751	$588,475

Fieldwood Energy, Inc.(25)(26)	10,085	1,008

McDermott International, Ltd.(25)(26)	93,940	225,456

Nine Point Energy Holdings, Inc.(3)(25)(27)	29,787	0

RDV Resources, Inc., Class A(3)(25)(26)	27,724	0

Samson Resources II, LLC, Class A(3)(26)	45,294	294,411

Sunrise Oil & Gas, Inc., Class A(25)(26)	15,647	109,529

		$1,218,879

Publishing — 0.2%

ION Media Networks, Inc.(3)(25)(26)	5,187	$3,366,363

Tweddle Group, Inc.(3)(25)(26)	5,433	14,778

		$3,381,141

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(25)(26)	74,443	$74,443

Cumulus Media, Inc., Class A(25)(26)	50,522	271,303

iHeartMedia, Inc., Class A(25)(26)	31,657	257,055

		$602,801

Retailers (Except Food and Drug) — 0.0%(8)

David’s Bridal, LLC(3)(25)(26)	40,851	$371,336

		$371,336

Utilities — 0.0%(8)

Longview Intermediate Holdings, LLC, Class A(3)(25)(26)	10,730	$87,235

		$87,235

Total Common Stocks (identified cost $11,232,253)		$10,029,723

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Electronics / Electrical — 0.1%

Western Digital Corp., 1.50%, 2/1/24	$793	$756,836

		$756,836

Software and Services — 0.0%(8)

J2 Global, Inc., 1.75%, 11/1/26(10)	$424	$377,030

		$377,030

Total Convertible Bonds (identified cost $1,111,240)		$1,133,866

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Oil and Gas — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(25)(27)	555	$0

Total Convertible Preferred Stocks (identified cost $555,000)		$0

Preferred Stocks — 0.1%
Security	Shares	Value

Building and Development — 0.1%

Brookfield Property Partners, L.P., Series A, 5.75%(26)	40,000	$714,800

		$714,800

Financial Services — 0.0%(8)

DBI Investors, Inc., Series A-1(3)(25)(26)	1,932	$155,197

		$155,197

Nonferrous Metals / Minerals — 0.0%(8)

Acnr Holdings, Inc.(25)(26)	1,803	$27,045

		$27,045

Pipelines — 0.0%(8)

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(12)	31,500	$505,890

		$505,890

47	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(8)

David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(25)(26)	1,136	$90,880

David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(25)(26)	4,631	374,926

		$465,806

Total Preferred Stocks (identified cost $2,077,376)		$1,868,738

Closed-End Funds — 1.5%
Security	Shares	Value

BlackRock Corporate High Yield Fund, Inc.	2,187,871	$23,366,462

Total Closed-End Funds (identified cost $26,353,826)		$23,366,462

Warrants — 0.0%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(3)(25)(26)	7,886	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(8)
Security	Shares	Value

Cable and Satellite Television — 0.0%

ACC Claims Holdings, LLC(3)(26)	2,257,600	$0

		$0

Oil and Gas — 0.0%(8)

Paragon Offshore Finance Company, Class A(25)(26)	2,021	$606

Paragon Offshore Finance Company, Class B(25)(26)	1,011	12,385

		$12,991

Total Miscellaneous (identified cost $21,988)		$12,991

Short-Term Investments — 2.3%

U.S. Treasury Obligations — 0.0%(8)
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/19/20(28)	$500	$499,946

Total U.S. Treasury Obligations (identified cost $499,947)		$499,946

Other — 2.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.15%(29)	34,303,854	$34,303,854

Total Other (identified cost $34,303,791)		$34,303,854

Total Short-Term Investments (identified cost $34,803,738)		$34,803,800

Total Investments — 154.8% (identified cost $2,445,382,977)		$2,372,103,842

Less Unfunded Loan Commitments — (0.0)%(8)		$(745,687)

Net Investments — 154.8% (identified cost $2,444,637,290)		$2,371,358,155

Other Assets, Less Liabilities — (40.7)%		$(623,377,816)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.1)%		$(216,003,009)

Net Assets Applicable to Common Shares — 100.0%		$1,531,977,330

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

48	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2020, the total value of unfunded loan commitments is $749,135. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)	This Senior Loan will settle after September 30, 2020, at which time the interest rate will be determined.

(5)

The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of these securities is $100,443,916 or 6.6% of the Fund’s net assets applicable to common shares.

(10)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $660,714,631 or 43.1% of the Fund’s net assets applicable to common shares.

(11)	When-issued security. For a variable rate security, interest rate will be determined after September 30, 2020.

(12)	Security converts to variable rate after the indicated fixed-rate coupon period.

(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(14)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2020.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(16)	Step coupon security. Interest rate represents the rate in effect at September 30, 2020.

(17)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(18)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(19)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2020.

(20)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(21)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2020.

(22)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2020.

(23)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(24)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(25)	Non-income producing security.

(26)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(27)	Restricted security (see Note 7).

(28)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(29)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	4,641,043	USD	5,442,319	10/2/20	$(929)

USD	5,554,019	EUR	4,641,043	10/2/20	112,628

USD	5,445,765	EUR	4,641,043	11/3/20	782

					$112,481

49	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	401,200	USD	470,118	State Street Bank and Trust Company	10/1/20	$269	$—

EUR	4,641,043	USD	5,442,319	BNP Paribas	10/2/20	—	(929)

EUR	28,169,930	USD	33,033,468	Standard Chartered Bank	10/2/20	—	(5,640)

USD	5,442,319	EUR	4,641,043	BNP Paribas	10/2/20	929	—

USD	33,711,689	EUR	28,169,930	Standard Chartered Bank	10/2/20	683,861	—

EUR	84,328	USD	99,663	Bank of America, N.A.	10/30/20	—	(735)

EUR	883,235	USD	1,031,134	Citibank, N.A.	10/30/20	5,013	—

EUR	94,094	USD	110,637	Citibank, N.A.	10/30/20	—	(253)

EUR	100,396	USD	118,037	Citibank, N.A.	10/30/20	—	(260)

EUR	113,036	USD	133,805	JPMorgan Chase Bank, N.A.	10/30/20	—	(1,200)

GBP	90,948	USD	116,336	Bank of America, N.A.	10/30/20	1,036	—

GBP	332,652	USD	434,196	Bank of America, N.A.	10/30/20	—	(4,896)

GBP	78,047	USD	100,049	HSBC Bank USA, N.A.	10/30/20	673	—

GBP	111,760	USD	141,977	State Street Bank and Trust Company	10/30/20	2,254	—

GBP	2,754	USD	3,499	State Street Bank and Trust Company	10/30/20	56	—

USD	8,061,851	EUR	6,834,197	Bank of America, N.A.	10/30/20	44,468	—

USD	3,116,909	EUR	2,642,268	Bank of America, N.A.	10/30/20	17,193	—

USD	157,472	EUR	135,000	Bank of America, N.A.	10/30/20	—	(900)

USD	4,029,453	EUR	3,417,099	Citibank, N.A.	10/30/20	20,762	—

USD	1,557,885	EUR	1,321,134	Citibank, N.A.	10/30/20	8,027	—

USD	4,510,535	EUR	3,824,905	Goldman Sachs International	10/30/20	23,434	—

USD	1,743,883	EUR	1,478,802	Goldman Sachs International	10/30/20	9,060	—

USD	27,442,412	EUR	23,509,325	Goldman Sachs International	10/30/20	—	(137,018)

USD	8,059,269	EUR	6,834,197	State Street Bank and Trust Company	10/30/20	41,886	—

USD	1,780,751	EUR	1,500,000	State Street Bank and Trust Company	10/30/20	21,060	—

USD	3,115,911	EUR	2,642,268	State Street Bank and Trust Company	10/30/20	16,194	—

USD	1,180,250	EUR	1,000,000	State Street Bank and Trust Company	10/30/20	7,123	—

USD	870,495	EUR	737,317	State Street Bank and Trust Company	10/30/20	5,528	—

USD	433,225	EUR	365,004	State Street Bank and Trust Company	10/30/20	5,029	—

USD	473,741	EUR	400,000	State Street Bank and Trust Company	10/30/20	4,490	—

USD	355,769	EUR	300,000	State Street Bank and Trust Company	10/30/20	3,830	—

USD	112,853	EUR	95,054	State Street Bank and Trust Company	10/30/20	1,343	—

USD	118,587	EUR	100,000	State Street Bank and Trust Company	10/30/20	1,275	—

USD	116,789	EUR	98,871	State Street Bank and Trust Company	10/30/20	801	—

USD	63,329	EUR	53,640	State Street Bank and Trust Company	10/30/20	403	—

USD	117,327	EUR	100,000	State Street Bank and Trust Company	10/30/20	14	—

USD	470,166	EUR	401,003	State Street Bank and Trust Company	10/30/20	—	(261)

USD	1,896,445	EUR	1,623,780	State Street Bank and Trust Company	10/30/20	—	(8,456)

USD	2,080,001	EUR	1,780,945	State Street Bank and Trust Company	10/30/20	—	(9,274)

USD	3,283,138	GBP	2,530,000	Bank of America, N.A.	10/30/20	18,077	—

USD	189,462	GBP	146,000	Bank of America, N.A.	10/30/20	1,043	—

USD	3,188,635	GBP	2,456,982	Citibank, N.A.	10/30/20	17,806	—

USD	183,786	GBP	141,615	Citibank, N.A.	10/30/20	1,026	—

USD	33,054,616	EUR	28,169,930	Standard Chartered Bank	11/3/20	4,976	—

EUR	211,179	USD	250,801	State Street Bank and Trust Company	11/30/20	—	(2,902)

50	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	32,446,144	EUR	27,424,661	HSBC Bank USA, N.A.	11/30/20	$252,853	$—

USD	1,812,147	EUR	1,530,250	State Street Bank and Trust Company	11/30/20	15,815	—

USD	3,869,894	GBP	2,930,197	State Street Bank and Trust Company	11/30/20	87,836	—

						$1,325,443	$(172,724)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 10-Year Treasury Note	176	Long	12/21/20	$24,557,500	$64,203

5-Year USD Deliverable Interest Rate Swap	(4)	Short	12/14/20	(412,594)	156

10-Year USD Deliverable Interest Rate Swap	(4)	Short	12/14/20	(410,063)	938

Euro-Bobl	(11)	Short	12/8/20	(1,743,280)	(950)

Euro-Bund	(3)	Short	12/8/20	(613,848)	(1,161)

Euro-Buxl	(2)	Short	12/8/20	(522,162)	(6,331)

U.S. 5-Year Treasury Note	(2)	Short	12/31/20	(252,062)	141

U.S. Long Treasury Bond	(10)	Short	12/21/20	(1,762,813)	(8,752)

					$48,244

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	950	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	$3,290	$—	$3,290

EUR	246	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(33,774)	—	(33,774)

EUR	207	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(28,912)	3	(28,909)

EUR	242	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(34,426)	—	(34,426)

EUR	1,500	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(146,044)	—	(146,044)

EUR	260	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(20,497)	(2)	(20,499)

EUR	681	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(32,695)	—	(32,695)

USD	760	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	(6,834)	—	(6,834)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	11/17/20	(906)	(12)	(918)

51	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	2,680	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	$(21,139)	$—	$(21,139)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(10,644)	—	(10,644)

USD	461	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(23,963)	—	(23,963)

USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(39,749)	—	(39,749)

USD	260	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(13,162)	—	(13,162)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(7,674)	—	(7,674)

USD	120	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(2,801)	—	(2,801)

USD	850	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	4/30/25	(5,353)	—	(5,353)

USD	562	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	(890)	—	(890)

USD	150	Receives	3-month USD-LIBOR (pays quarterly)	0.34% (pays semi-annually)	5/15/25	(281)	—	(281)

USD	140	Receives	3-month USD-LIBOR (pays quarterly)	0.34% (pays semi-annually)	5/19/25	(221)	—	(221)

USD	452	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	(1,845)	—	(1,845)

USD	2,240	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(191,269)	—	(191,269)

USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	0.57% (pays semi-annually)	4/17/27	(15,648)	—	(15,648)

USD	5,222	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(675,256)	1,558	(673,698)

USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	12/12/29	(83,882)	—	(83,882)

USD	570	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	4/15/30	(8,249)	—	(8,249)

USD	511	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	2,755	—	2,755

USD	163	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/26/30	(75)	—	(75)

USD	173	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/1/30	(506)	—	(506)

USD	1,850	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	1,067	—	1,067

USD	511	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	(6,364)	—	(6,364)

USD	68	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	(703)	—	(703)

USD	375	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	(857)	—	(857)

52	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	313	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	$(2,135)	$—	$(2,135)

USD	634	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(3,427)	—	(3,427)

USD	43	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	6/26/30	2	—	2

USD	1,280	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(563,399)	(636)	(564,035)

USD	128	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(19,392)	—	(19,392)

USD	148	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(22,011)	—	(22,011)

USD	160	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(21,553)	—	(21,553)

USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	(9,106)	—	(9,106)

USD	88	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(12,943)	—	(12,943)

USD	1,400	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	10/25/49	(277,304)	—	(277,304)

USD	92	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(16,361)	—	(16,361)

USD	91	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(16,049)	—	(16,049)

USD	19	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(4,080)	—	(4,080)

USD	210	Receives	3-month USD-LIBOR (pays quarterly)	0.79% (pays semi-annually)	4/23/50	16,824	—	16,824

USD	1,650	Receives	3-month USD-LIBOR (pays quarterly)	0.96% (pays semi-annually)	6/2/50	61,579	—	61,579

USD	383	Receives	3-month USD-LIBOR (pays quarterly)	1.10% (pays semi-annually)	6/11/50	302	—	302

USD	347	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	15,793	—	15,793

USD	316	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	14,752	—	14,752

USD	121	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	4,262	—	4,262

USD	280	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/17/50	9,694	—	9,694

Total						$(2,252,059)	$911	$(2,251,148)

53	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$950	1.00% (pays quarterly)(1)	12/20/25	2.43%	$(66,944)	$53,020	$(13,924)

Colombia	3,725	1.00% (pays quarterly)(1)	12/20/25	1.48	(90,556)	60,446	(30,110)

Indonesia	3,750	1.00% (pays quarterly)(1)	12/20/25	1.14	(26,735)	—	(26,735)

Philippines	3,100	1.00% (pays quarterly)(1)	12/20/25	0.55	73,463	(78,697)	(5,234)

South Africa	1,840	1.00% (pays quarterly)(1)	6/20/21	1.27	(3,083)	15,851	12,768

Turkey	3,196	1.00% (pays quarterly)(1)	6/20/21	3.89	(65,267)	110,177	44,910
Turkey	2,400	1.00% (pays quarterly)(1)	6/20/25	5.25	(416,559)	405,534	(11,025)

Total	$18,961				$(595,681)	$566,331	$(29,350)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,150	1.00% (pays quarterly)(1)	6/20/22	7.06%	$(111,399)	$35,509	$(75,890)

Brazil	Citibank, N.A.	2,450	1.00% (pays quarterly)(1)	12/20/30	3.12	(443,931)	377,995	(65,936)

Mexico	Citibank, N.A.	2,640	1.00% (pays quarterly)(1)	12/20/30	2.11	(266,197)	220,566	(45,631)

Mexico	Goldman Sachs International	2,385	1.00% (pays quarterly)(1)	12/20/30	2.11	(240,485)	187,263	(53,222)

Total		$8,625				$(1,062,012)	$821,333	$(240,679)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2020, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $27,586,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

54	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

55	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2020

Unaffiliated investments, at value (identified cost, $2,410,333,499)	$2,337,054,301

Affiliated investment, at value (identified cost, $34,303,791)	34,303,854

Cash	6,498,809

Deposits for derivatives collateral —

Financial futures contracts	272,734

Centrally cleared derivatives	6,746,482

OTC derivatives	1,272,500

Deposits for reverse repurchase agreements	2,762,942

Foreign currency, at value (identified cost, $1,031,498)	1,070,811

Interest and dividends receivable	18,961,284

Dividends receivable from affiliated investment	4,399

Receivable for investments sold	6,567,544

Receivable for variation margin on open centrally cleared derivatives	246,123

Receivable for open forward foreign currency exchange contracts	1,325,443

Tax reclaims receivable	7,056

Prepaid upfront fees on notes payable	633,915

Prepaid expenses	38,657

Total assets	$2,417,766,854

Liabilities

Notes payable	$550,000,000

Cash collateral due to brokers	970,000

Payable for reverse repurchase agreements, including accrued interest of $2,310	53,046,548

Payable for investments purchased	54,088,608

Payable for when-issued securities	7,462,620

Payable for variation margin on open financial futures contracts	27,336

Payable for open forward foreign currency exchange contracts	172,724

Payable for open swap contracts	240,679

Upfront receipts on open non-centrally cleared swap contracts	821,333

Payable to affiliate:

Investment adviser fee	1,462,690

Accrued expenses	1,493,977

Total liabilities	$669,786,515

Auction preferred shares (8,640 shares outstanding) at liquidation value plus cumulative unpaid dividends	$216,003,009

Net assets applicable to common shares	$1,531,977,330

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 116,147,018 shares issued and outstanding	$1,161,470

Additional paid-in capital	1,790,375,350

Accumulated loss	(259,559,490)

Net assets applicable to common shares	$1,531,977,330

Net Asset Value Per Common Share

($1,531,977,330 ÷ 116,147,018 common shares issued and outstanding)	$13.19

56	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2020

Interest and other income (net of foreign taxes, $101)	$51,898,337

Dividends	1,069,816

Dividends from affiliated investment	48,198

Total investment income	$53,016,351

Expenses

Investment adviser fee	$8,641,426

Trustees’ fees and expenses	54,250

Custodian fee	274,544

Transfer and dividend disbursing agent fees	9,320

Legal and accounting services	424,992

Printing and postage	98,040

Interest expense and fees	4,450,449

Preferred shares service fee	113,612

Miscellaneous	92,704

Total expenses	$14,159,337

Net investment income	$38,857,014

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(19,503,756)

Investment transactions — affiliated investment	14,228

Financial futures contracts	4,962,647

Swap contracts	(1,201,215)

Foreign currency transactions	211,503

Forward foreign currency exchange contracts	(9,017,423)

Net realized loss	$(24,534,016)

Change in unrealized appreciation (depreciation) —

Investments	$225,114,753

Investments — affiliated investment	(342)

Financial futures contracts	(4,692,540)

Swap contracts	1,812,452

Foreign currency	(271,199)

Forward foreign currency exchange contracts	891,809

Net change in unrealized appreciation (depreciation)	$222,854,933

Net realized and unrealized gain	$198,320,917

Distributions to preferred shareholders	$(709,329)

Net increase in net assets from operations	$236,468,602

57	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

From operations —

Net investment income	$38,857,014	$88,499,011

Net realized loss	(24,534,016)	(21,565,589)

Net change in unrealized appreciation (depreciation)	222,854,933	(255,637,607)

Distributions to preferred shareholders	(709,329)	(6,436,406)

Net increase (decrease) in net assets from operations	$236,468,602	$(195,140,591)

Distributions to common shareholders	$(69,688,211)	$(97,429,716)

Tax return of capital to common shareholders	$—	$(20,691,801)

Net increase (decrease) in net assets	$166,780,391	$(313,262,108)

Net Assets Applicable to Common Shares

At beginning of period	$1,365,196,939	$1,678,459,047

At end of period	$1,531,977,330	$1,365,196,939

58	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended September 30, 2020

Net increase in net assets from operations	$236,468,602

Distributions to preferred shareholders	709,329

Net increase in net assets from operations excluding distributions to preferred shareholders	$237,177,931

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(541,221,547)

Investments sold and principal repayments	555,247,218

Increase in short-term investments, net	(9,628,392)

Net amortization/accretion of premium (discount)	11,829,807

Amortization of prepaid upfront fees on notes payable	261,082

Decrease in interest and dividends receivable	2,129,061

Decrease in dividends receivable from affiliated investment	31,528

Decrease in receivable for variation margin on open centrally cleared derivatives	313,240

Increase in receivable for open forward foreign currency exchange contracts	(267,683)

Increase in tax reclaims receivable	(1,665)

Decrease in prepaid expenses	14,557

Increase in cash collateral due to brokers	640,000

Decrease in payable for variation margin on open financial futures contracts	(645,267)

Decrease in payable for open forward foreign currency exchange contracts	(367,681)

Increase in payable for open swap contracts	229,021

Increase in upfront receipts on open non-centrally cleared swap contracts	775,461

Decrease in payable to affiliate for investment adviser fee	(92,564)

Decrease in accrued expenses	(1,090,848)

Decrease in accrued interest on reverse repurchase agreements	(21,095)

Increase in unfunded loan commitments	440,619

Net change in unrealized (appreciation) depreciation from investments	(225,114,411)

Net realized loss from investments	19,489,528

Net cash provided by operating activities	$50,127,900

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(69,688,211)

Cash distributions paid to preferred shareholders	(778,222)

Proceeds from notes payable	135,000,000

Repayments of notes payable	(110,000,000)

Repayments of reverse repurchase agreements, net	(13,435,918)

Net cash used in financing activities	$(58,902,351)

Net decrease in cash and restricted cash*	$(8,774,451)

Cash and restricted cash at beginning of period (including foreign currency)	$27,398,729

Cash and restricted cash at end of period (including foreign currency)	$18,624,278

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings and reverse repurchase agreements	$4,776,808

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $157.

59	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

September 30, 2020

Cash	$6,498,809

Deposits for derivatives collateral —

Financial futures contracts	272,734

Centrally cleared derivatives	6,746,482

OTC derivatives	1,272,500

Deposits for reverse repurchase agreements	2,762,942

Foreign currency	1,070,811

Total cash and restricted cash as shown on the Statement of Cash Flows	$18,624,278

60	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019		2018	2017	2016

Net asset value — Beginning of period (Common shares)	$11.750		$14.450	$14.740		$15.110	$14.510	$16.010

Income (Loss) From Operations

Net investment income(1)	$0.335		$0.762	$0.826		$0.808	$0.899	$0.979

Net realized and unrealized gain (loss)	1.711		(2.390)	(0.267)		(0.168)	0.834	(1.278)

Distributions to preferred shareholders —

From net investment income(1)	(0.006)		(0.055)	(0.066)		(0.043)	(0.018)	(0.007)

Discount on redemption and repurchase of auction preferred shares(1)	—		—	0.035		—	—	—

Total income (loss) from operations	$2.040		$(1.683)	$0.528		$0.597	$1.715	$(0.306)

Less Distributions to Common Shareholders

From net investment income	$(0.600)		$(0.839)	$(0.818)		$(0.818)	$(0.991)	$(1.114)

Tax return of capital	—		(0.178)	—		(0.149)	(0.124)	(0.106)

Total distributions to common shareholders	$(0.600)		$(1.017)	$(0.818)		$(0.967)	$(1.115)	$(1.220)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$—		$—	$—		$—	$—	$0.026

Net asset value — End of period (Common shares)	$13.190		$11.750	$14.450		$14.740	$15.110	$14.510

Market value — End of period (Common shares)	$11.310		$10.570	$12.650		$13.020	$13.830	$13.180

Total Investment Return on Net Asset Value(2)	18.28	%(3)	(11.69)%	4.57	%(4)	4.72%	12.99%	(0.62)%

Total Investment Return on Market Value(2)	12.84	%(3)	(9.33)%	3.70%		0.99%	13.85%	0.44%

61	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Net assets applicable to common shares, end of period (000’s omitted)	$1,531,977		$1,365,197	$1,678,459	$1,712,583	$1,755,135	$1,685,016

Ratios (as a percentage of average daily net assets applicable to common shares):(5)†

Expenses excluding interest and fees(6)	1.30	%(7)	1.29%	1.31%	1.30%	1.32%	1.37%

Interest and fee expense(8)	0.60	%(7)	1.33%	1.43%	1.00%	0.73%	0.63%

Total expenses(6)	1.90	%(7)	2.62%	2.74%	2.30%	2.05%	2.00%

Net investment income	5.20	%(7)	5.33%	5.71%	5.36%	6.01%	6.49%

Portfolio Turnover	25	%(3)	49%	34%	43%	45%	33%

Senior Securities:

Total notes payable outstanding (in 000’s)	$550,000		$525,000	$595,000	$663,000	$585,000	$660,000

Asset coverage per $1,000 of notes payable(9)	$4,178		$4,012	$4,184	$3,985	$4,456	$3,957

Total preferred shares outstanding	8,640		8,640	8,640	10,665	10,665	10,665

Asset coverage per preferred share(10)	$74,999		$71,062	$76,744	$71,059	$76,524	$70,461

Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its Auction Preferred Shares at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 4.31%.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s Auction Preferred Shares (see Note 2), and the reverse repurchase agreements (see Note 10).

(9)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 300%, 284%, 307%, 284%, 306% and 282% at September 30, 2020 and March 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31,
		2020	2019	2018	2017	2016

Expenses excluding interest and fees	0.86%	0.86%	0.87%	0.87%	0.87%	0.88%

Interest and fee expense	0.40%	0.89%	0.95%	0.67%	0.49%	0.40%

Total expenses	1.26%	1.75%	1.82%	1.54%	1.36%	1.28%

Net investment income	3.45%	3.57%	3.79%	3.58%	3.99%	4.15%

62	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

63

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

64

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

65

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

N  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

O  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

P  Interim Financial Statements — The interim financial statements relating to September 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding at September 30, 2020 are as follows:

APS Issued and Outstanding

Series A	1,728

Series B	1,728

Series C	1,728

Series D	1,728

Series E	1,728

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

66

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2020, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at September 30, 2020	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.14%	$138,865	0.64%	0.06-3.32

Series B	0.12	142,865	0.66	0.06-3.32

Series C	0.14	144,752	0.67	0.06-3.46

Series D	0.12	146,320	0.68	0.09-3.32

Series E	0.15	136,527	0.63	0.09-3.32

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of September 30, 2020.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Distributions in any year may include a return of capital component. For the six months ended September 30, 2020, the amount of distributions estimated to be a tax return of capital was approximately $22,788,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At March 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $116,241,745 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2020, $15,423,802 are short-term and $100,817,943 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,458,921,418

Gross unrealized appreciation	$50,757,500

Gross unrealized depreciation	(139,528,496)

Net unrealized depreciation	$(88,770,996)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, a wholly-owned subsidiary of Eaton Vance Corp., as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended September 30, 2020, the Fund’s investment adviser fee amounted to $8,641,426. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

67

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended September 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$358,506,412	$341,811,792

U.S. Government and Agency Securities	212,022,457	214,385,963

	$570,528,869	$556,197,755

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended September 30, 2020 and the year ended March 31, 2020.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended September 30, 2020 and the year ended March 31, 2020.

7  Restricted Securities

At September 30, 2020, the Fund owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Nine Point Energy Holdings, Inc.	7/15/14	29,787	$1,370,397	$0

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	555,000	0

Total Restricted Securities			$1,925,397	$0

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2020 is included in the Portfolio of Investments. At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

68

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $1,234,736. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $802,446 at September 30, 2020.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at September 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at September 30, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit		Foreign Exchange		Interest Rate		Total

Accumulated loss	$73,463	*	$113,410	*	$195,758	*	$382,631

Receivable for open forward foreign currency exchange contracts	—		1,325,443		—		1,325,443

Total Asset Derivatives	$73,463		$1,438,853		$195,758		$1,708,074

Derivatives not subject to master netting or similar agreements	$73,463		$113,410		$195,758		$382,631

Total Asset Derivatives subject to master netting or similar agreements	$—		$1,325,443		$—		$1,325,443

69

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

	Credit	Foreign Exchange	Interest Rate	Total

Accumulated loss	$(669,144)*	$(929)*	$(2,399,573)*	$(3,069,646)

Payable for open forward foreign currency exchange contracts	—	(172,724)	—	(172,724)

Payable/receivable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(1,062,012)	—	—	(1,062,012)

Total Liability Derivatives	$(1,731,156)	$(173,653)	$(2,399,573)	$(4,304,382)

Derivatives not subject to master netting or similar agreements	$(669,144)	$(929)	$(2,399,573)	$(3,069,646)

Total Liability Derivatives subject to master netting or similar agreements	$(1,062,012)	$(172,724)	$—	$(1,234,736)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$81,817	$(6,531)	$—	$(75,286)	$—	$130,000

BNP Paribas	929	(929)	—	—	—	—

Citibank, N.A.	52,634	(52,634)	—	—	—	—

Goldman Sachs International	32,494	(32,494)	—	—	—	—

HSBC Bank USA, N.A.	253,526	—	(234,229)	—	19,297	—

Standard Chartered Bank	688,837	(5,640)	—	(683,197)	—	840,000

State Street Bank and Trust Company	215,206	(20,893)	(194,313)	—	—	—

	$1,325,443	$(119,121)	$(428,542)	$(758,483)	$19,297	$970,000

70

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(6,531)	$6,531	$—	$—	$—	$—

BNP Paribas	(929)	929	—	—	—	—

Citibank, N.A.	(710,641)	52,634	499,946	72,500	(85,561)	72,500

Deutsche Bank AG	(111,399)	—	—	—	(111,399)	—

Goldman Sachs International	(377,503)	32,494	—	230,000	(115,009)	230,000

JPMorgan Chase Bank, N.A.	(1,200)	—	—	—	(1,200)	—

Standard Chartered Bank	(5,640)	5,640	—	—	—	—

State Street Bank and Trust Company	(20,893)	20,893	—	—	—	—

	$(1,234,736)	$119,121	$499,946	$302,500	$(313,169)	$302,500

Total Deposits for derivatives collateral — OTC derivatives						$1,272,500

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at September 30, 2020 is included at Note 10.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2020 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$4,962,647	$4,962,647

Swap contracts	1,203,640	—	(2,404,855)	(1,201,215)

Forward foreign currency exchange contracts	—	(9,017,423)	—	(9,017,423)

Total	$1,203,640	$(9,017,423)	$2,557,792	$(5,255,991)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$(4,692,540)	$(4,692,540)

Swap contracts	(360,012)	—	2,172,464	1,812,452

Forward foreign currency exchange contracts	—	891,809	—	891,809

Total	$(360,012)	$891,809	$(2,520,076)	$(1,988,279)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended September 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$82,904,000	$5,751,000	$188,986,000	$56,652,000

*	The average notional amount of forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

71

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Credit Agreement

The Fund has entered into a Credit Agreement, as amended (the Agreement) with major financial institutions to borrow up to $850 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through December 17, 2021, the Fund pays a facility fee of 0.25% per annum on the borrowing limit. In connection with the renewal of the Agreement on December 18, 2018, the Fund paid an upfront fee of $1,530,000, which is being amortized to interest expense over a period of three years through December 2021. The unamortized balance at September 30, 2020 is approximately $634,000 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2020, the Fund had borrowings outstanding under the Agreement of $550,000,000 at an interest rate of 1.00%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2020 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at September 30, 2020. Facility fees for the six months ended September 30, 2020 totaled $1,080,209 and are included in interest expense and fees on the Statement of Operations. For the six months ended September 30, 2020, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $539,639,344 and 1.09%, respectively.

10  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of September 30, 2020 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Government Agency Securities Pledged as Collateral

Bank of America	9/24/20	10/27/20	0.24%	$10,088,540	$10,088,944	$10,682,606

Bank of America	9/24/20	10/27/20	0.29	26,021,921	26,023,178	28,107,573

Bank of Montreal	9/24/20	10/27/20	0.23	16,933,777	16,934,426	18,150,087

Total				$53,044,238	$53,046,548	$56,940,266

The Fund also pledged cash of $2,492,942 and $270,000 to Bank of America and Bank of Montreal, respectively, as additional collateral for its reverse repurchase agreements. At September 30, 2020, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

For the six months ended September 30, 2020, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were $59,736,288 and 0.43%, respectively. The reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. At September 30, 2020, the market value of securities and cash pledged for the benefit of counterparties for reverse repurchase agreements exceeded the amount of borrowings for each counterparty. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at September 30, 2020. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at September 30, 2020.

11  Investments in Affiliated Funds

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $34,303,854, which represents 2.3% of the Fund’s net assets applicable to common shares. Transactions in affiliated funds by the Fund for the six months ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$24,661,698	$483,602,818	$(473,974,548)	$14,228	$(342)	$34,303,854	$48,198	34,303,854

72

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$759,940,750	$1,729,181	$761,669,931

Corporate Bonds & Notes	—	778,084,535	—	778,084,535

Foreign Government Securities	—	65,261,900	—	65,261,900

Sovereign Loans	—	8,676,652	—	8,676,652

Mortgage Pass-Throughs	—	258,323,286	—	258,323,286

Collateralized Mortgage Obligations	—	233,769,007	—	233,769,007

Commercial Mortgage-Backed Securities	—	77,414,421	—	77,414,421

Asset-Backed Securities	—	116,942,843	—	116,942,843

Common Stocks	828,257	3,958,642	5,242,824	10,029,723

Convertible Bonds	—	1,133,866	—	1,133,866

Convertible Preferred Stocks	—	—	0	0

Preferred Stocks	1,220,690	27,045	621,003	1,868,738

Closed-End Funds	23,366,462	—	—	23,366,462

Warrants	—	—	0	0

Miscellaneous	—	12,991	0	12,991

Short-Term Investments —

U.S. Treasury Obligations	—	499,946	—	499,946

Other	—	34,303,854	—	34,303,854

Total Investments	$25,415,409	$2,338,349,738	$7,593,008	$2,371,358,155

Forward Foreign Currency Exchange Contracts	$—	$1,438,853	$—	$1,438,853

Futures Contracts	65,438	—	—	65,438

Swap Contracts	—	203,783	—	203,783

Total	$25,480,847	$2,339,992,374	$7,593,008	$2,373,066,229

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(173,653)	$—	$(173,653)

Futures Contracts	(17,194)	—	—	(17,194)

Swap Contracts	—	(4,113,535)	—	(4,113,535)

Total	$(17,194)	$(4,287,188)	$—	$(4,304,382)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

73

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2020 is not presented.

13  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies or entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

14  Additional Information

On August 27, 2020, the Fund’s Board of Trustees (the “Board”) received a shareholder demand letter from counsel to Saba Capital Master Fund, Ltd., a hedge fund (“Saba”). Saba also filed claims against the Fund in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Fund and certain of its affiliates, the Fund’s adviser, and the Board, following the recent implementation by the Fund of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in “control share” acquisitions. With respect to the Fund, Saba seeks rescission of these by-law provisions and certain related relief. As of the date these financial statements were issued, the court has not ruled on these matters.

15  Subsequent Event

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 10, 2020, the Fund’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Fund shareholders for approval, and, if approved, would take effect upon consummation of the transaction. Shareholders of record of the Fund at the close of business on October 29, 2020 who have voting power with respect to such shares are entitled to be present and vote at a joint special meeting of shareholders to be held on January 7, 2021 and at any adjournments or postponements thereof.

74

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

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Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Limited Duration Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk in the context of investment grade and below investment grade investments. The Board

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Board of Trustees’ Contract Approval — continued

considered the Adviser’s ability to implement the Fund’s investment strategy, including, with respect to the component of the Fund invested in below investment grade investments and bank loans, the Adviser’s deep and broad experience with investing in high-yield bonds and senior secured floating rate loans. The Board also considered, among other things, the Adviser’s experience investing in mortgage-backed securities and other investment grade instruments. As part of its evaluation, the Board considered the resources available to investment professionals of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as a custom benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its custom benchmark index for the three-year period. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

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Eaton Vance

Limited Duration Income Fund

September 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

78

Eaton Vance

Limited Duration Income Fund

September 30, 2020

Officers and Trustees

Officers

Eric A. Stein

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

80

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7731    9.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 23, 2020